UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Funds

Semiannual Report

February 28, 2019

Georgia    •    Maryland    •     Missouri    •    North Carolina    •    Oregon

South Carolina    •    Virginia

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2019

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

Georgia Municipal Income Fund	2
Maryland Municipal Income Fund	3
Missouri Municipal Income Fund	4
North Carolina Municipal Income Fund	5
Oregon Municipal Income Fund	6
South Carolina Municipal Income Fund	7
Virginia Municipal Income Fund	8

Endnotes and Additional Disclosures	9

Fund Expenses	10

Financial Statements	14

Officers and Trustees	76

Important Notices	77

Eaton Vance

Georgia Municipal Income Fund

February 28, 2019

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	12/23/1991	2.41%	4.17%	3.26%	4.37%
Class A with 4.75% Maximum Sales Charge	—	—	–2.48	–0.82	2.26	3.86
Class C at NAV	04/25/2006	12/23/1991	2.08	3.43	2.51	3.60
Class C with 1% Maximum Sales Charge	—	—	1.08	2.43	2.51	3.60
Class I at NAV	03/03/2008	12/23/1991	2.51	4.37	3.49	4.59
Bloomberg Barclays Municipal Bond Index	—	—	2.34%	4.13%	3.44%	4.55%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	2.29	4.59	4.53	5.82

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.70%	1.45%	0.50%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.82%	2.13%	3.00%
Taxable-Equivalent Distribution Rate				5.07	3.83	5.39
SEC 30-day Yield				1.56	0.89	1.83
Taxable-Equivalent SEC 30-day Yield				2.80	1.61	3.29

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Maryland Municipal Income Fund

February 28, 2019

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/10/1993	02/03/1992	1.73%	3.07%	2.62%	4.58%
Class A with 4.75% Maximum Sales Charge	—	—	–3.07	–1.80	1.62	4.07
Class C at NAV	05/02/2006	02/03/1992	1.33	2.39	1.84	3.80
Class C with 1% Maximum Sales Charge	—	—	0.33	1.39	1.84	3.80
Class I at NAV	03/03/2008	02/03/1992	1.83	3.27	2.82	4.81
Bloomberg Barclays Municipal Bond Index	—	—	2.34%	4.13%	3.44%	4.55%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	2.29	4.59	4.53	5.82

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.77%	1.52%	0.57%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.78%	2.09%	2.97%
Taxable-Equivalent Distribution Rate				4.98	3.75	5.32
SEC 30-day Yield				1.74	1.08	2.02
Taxable-Equivalent SEC 30-day Yield				3.11	1.93	3.62

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Missouri Municipal Income Fund

February 28, 2019

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	05/01/1992	1.82%	3.93%	3.46%	4.54%
Class A with 4.75% Maximum Sales Charge	—	—	–2.99	–1.00	2.46	4.03
Class C at NAV	02/16/2006	05/01/1992	1.52	3.19	2.69	3.76
Class C with 1% Maximum Sales Charge	—	—	0.52	2.19	2.69	3.76
Class I at NAV	08/03/2010	05/01/1992	1.92	4.14	3.66	4.73
Bloomberg Barclays Municipal Bond Index	—	—	2.34%	4.13%	3.44%	4.55%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	2.29	4.59	4.53	5.82

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.70%	1.45%	0.50%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				3.14%	2.45%	3.33%
Taxable-Equivalent Distribution Rate				5.64	4.40	5.98
SEC 30-day Yield				1.79	1.14	2.08
Taxable-Equivalent SEC 30-day Yield				3.22	2.05	3.74

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

North Carolina Municipal Income Fund

February 28, 2019

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	10/23/1991	1.72%	3.06%	3.17%	4.75%
Class A with 4.75% Maximum Sales Charge	—	—	–3.12	–1.83	2.18	4.24
Class C at NAV	05/02/2006	10/23/1991	1.33	2.30	2.41	3.98
Class C with 1% Maximum Sales Charge	—	—	0.33	1.30	2.41	3.98
Class I at NAV	03/03/2008	10/23/1991	1.82	3.39	3.40	4.97
Bloomberg Barclays Municipal Bond Index	—	—	2.34%	4.13%	3.44%	4.55%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	2.29	4.59	4.53	5.82

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.80%	1.55%	0.60%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.70%	2.01%	2.88%
Taxable-Equivalent Distribution Rate				4.83	3.59	5.15
SEC 30-day Yield				1.59	0.93	1.87
Taxable-Equivalent SEC 30-day Yield				2.85	1.66	3.34

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						3.09%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Oregon Municipal Income Fund

February 28, 2019

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/28/1993	12/24/1991	2.26%	4.33%	3.76%	4.99%
Class A with 4.75% Maximum Sales Charge	—	—	–2.59	–0.62	2.76	4.49
Class C at NAV	03/02/2006	12/24/1991	1.72	3.48	2.96	4.20
Class C with 1% Maximum Sales Charge	—	—	0.72	2.48	2.96	4.20
Class I at NAV	08/03/2010	12/24/1991	2.24	4.54	3.95	5.16
Bloomberg Barclays Municipal Bond Index	—	—	2.34%	4.13%	3.44%	4.55%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	2.29	4.59	4.53	5.82

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.82%	1.57%	0.62%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				3.13%	2.44%	3.31%
Taxable-Equivalent Distribution Rate				5.87	4.57	6.21
SEC 30-day Yield				1.97	1.32	2.26
Taxable-Equivalent SEC 30-day Yield				3.69	2.48	4.24

% Total Leverage[5]
RIB Financing						5.51%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

South Carolina Municipal Income Fund

February 28, 2019

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	02/14/1994	10/02/1992	2.16%	4.35%	3.59%	5.00%
Class A with 4.75% Maximum Sales Charge	—	—	–2.66	–0.61	2.59	4.49
Class C at NAV	01/12/2006	10/02/1992	1.64	3.50	2.81	4.22
Class C with 1% Maximum Sales Charge	—	—	0.64	2.50	2.81	4.22
Class I at NAV	03/03/2008	10/02/1992	2.26	4.55	3.80	5.21
Bloomberg Barclays Municipal Bond Index	—	—	2.34%	4.13%	3.44%	4.55%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	2.29	4.59	4.53	5.82

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.81%	1.57%	0.62%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.80%	2.11%	2.98%
Taxable-Equivalent Distribution Rate				5.09	3.83	5.41
SEC 30-day Yield				1.56	0.90	1.84
Taxable-Equivalent SEC 30-day Yield				2.83	1.63	3.33

% Total Leverage[5]
RIB Financing						2.49%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

7

Eaton Vance

Virginia Municipal Income Fund

February 28, 2019

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/17/1993	07/26/1991	2.08%	4.08%	2.83%	4.21%
Class A with 4.75% Maximum Sales Charge	—	—	–2.72	–0.82	1.84	3.71
Class C at NAV	02/08/2006	07/26/1991	1.65	3.23	2.05	3.42
Class C with 1% Maximum Sales Charge	—	—	0.65	2.23	2.05	3.42
Class I at NAV	03/03/2008	07/26/1991	2.18	4.29	3.04	4.42
Bloomberg Barclays Municipal Bond Index	—	—	2.34%	4.13%	3.44%	4.55%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	2.29	4.59	4.53	5.82

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.81%	1.56%	0.61%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				3.04%	2.35%	3.22%
Taxable-Equivalent Distribution Rate				5.45	4.21	5.77
SEC 30-day Yield				1.66	1.00	1.94
Taxable-Equivalent SEC 30-day Yield				2.98	1.80	3.48

% Total Leverage[5]
RIB Financing						4.67%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Municipal Income Funds

February 28, 2019

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I for the Eaton Vance Missouri Municipal Income Fund and Eaton Vance Oregon Municipal Income Fund is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

9

Eaton Vance

Municipal Income Funds

February 28, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 – February 28, 2019).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Georgia Municipal Income Fund

	Beginning Account Value (9/1/18)	Ending Account Value (2/28/19)	Expenses Paid During Period* (9/1/18 – 2/28/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,024.10	$3.61	0.72%
Class C	$1,000.00	$1,020.80	$7.37	1.47%
Class I	$1,000.00	$1,025.10	$2.61	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.61	0.72%
Class C	$1,000.00	$1,017.50	$7.35	1.47%
Class I	$1,000.00	$1,022.20	$2.61	0.52%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2018.

10

Eaton Vance

Municipal Income Funds

February 28, 2019

Fund Expenses — continued

Eaton Vance Maryland Municipal Income Fund

	Beginning Account Value (9/1/18)	Ending Account Value (2/28/19)	Expenses Paid During Period* (9/1/18 – 2/28/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,017.30	$3.85	0.77%
Class C	$1,000.00	$1,013.30	$7.59	1.52%
Class I	$1,000.00	$1,018.30	$2.85	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.86	0.77%
Class C	$1,000.00	$1,017.30	$7.60	1.52%
Class I	$1,000.00	$1,022.00	$2.86	0.57%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2018.

Eaton Vance Missouri Municipal Income Fund

	Beginning Account Value (9/1/18)	Ending Account Value (2/28/19)	Expenses Paid During Period* (9/1/18 – 2/28/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,018.20	$3.65	0.73%
Class C	$1,000.00	$1,015.20	$7.39	1.48%
Class I	$1,000.00	$1,019.20	$2.65	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.66	0.73%
Class C	$1,000.00	$1,017.50	$7.40	1.48%
Class I	$1,000.00	$1,022.20	$2.66	0.53%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2018.

11

Eaton Vance

Municipal Income Funds

February 28, 2019

Fund Expenses — continued

Eaton Vance North Carolina Municipal Income Fund

	Beginning Account Value (9/1/18)	Ending Account Value (2/28/19)	Expenses Paid During Period* (9/1/18 – 2/28/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,017.20	$4.00	0.80%
Class C	$1,000.00	$1,013.30	$7.74	1.55%
Class I	$1,000.00	$1,018.20	$3.00	0.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.01	0.80%
Class C	$1,000.00	$1,017.10	$7.75	1.55%
Class I	$1,000.00	$1,021.80	$3.01	0.60%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2018.

Eaton Vance Oregon Municipal Income Fund

	Beginning Account Value (9/1/18)	Ending Account Value (2/28/19)	Expenses Paid During Period* (9/1/18 – 2/28/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,022.60	$4.31	0.86%
Class C	$1,000.00	$1,017.20	$8.05	1.61%
Class I	$1,000.00	$1,022.40	$3.31	0.66%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.31	0.86%
Class C	$1,000.00	$1,016.80	$8.05	1.61%
Class I	$1,000.00	$1,021.50	$3.31	0.66%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2018.

12

Eaton Vance

Municipal Income Funds

February 28, 2019

Fund Expenses — continued

Eaton Vance South Carolina Municipal Income Fund

	Beginning Account Value (9/1/18)	Ending Account Value (2/28/19)	Expenses Paid During Period* (9/1/18 – 2/28/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,021.60	$3.91	0.78%
Class C	$1,000.00	$1,016.40	$7.65	1.53%
Class I	$1,000.00	$1,022.60	$2.91	0.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$3.91	0.78%
Class C	$1,000.00	$1,017.20	$7.65	1.53%
Class I	$1,000.00	$1,021.90	$2.91	0.58%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2018.

Eaton Vance Virginia Municipal Income Fund

	Beginning Account Value (9/1/18)	Ending Account Value (2/28/19)	Expenses Paid During Period* (9/1/18 – 2/28/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,020.80	$4.26	0.85%
Class C	$1,000.00	$1,016.50	$8.00	1.60%
Class I	$1,000.00	$1,021.80	$3.26	0.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.26	0.85%
Class C	$1,000.00	$1,016.90	$8.00	1.60%
Class I	$1,000.00	$1,021.60	$3.26	0.65%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2018.

13

Eaton Vance

Georgia Municipal Income Fund

February 28, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 95.5%
Security	Principal Amount (000’s omitted)	Value

Education — 2.2%

Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 10/1/31	$245	$288,679

Unified Government of Athens-Clarke County Development Authority, (UGAREF Central Precinct, LLC), 5.00%, 6/15/31	1,200	1,395,852

		$1,684,531

Electric Utilities — 1.4%

Burke County Development Authority, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$1,000	$1,011,630

		$1,011,630

Escrowed / Prerefunded — 10.7%

Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$800	$980,136

Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), Prerefunded to 11/1/21, 5.00%, 11/1/30	750	815,070

Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), Prerefunded to 5/1/22, 5.00%, 11/1/30	750	827,730

Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), Prerefunded to 2/15/20, 5.00%, 2/15/33	1,335	1,376,212

Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	205	211,209

Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	220	226,864

Jefferson City School District, Prerefunded to 2/1/21, 5.25%, 2/1/33	1,500	1,601,595

Lincoln County School District, Prerefunded to 4/1/19, 5.50%, 4/1/37	1,000	1,003,000

Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), Prerefunded to 8/1/19, 5.00%, 8/1/35	1,000	1,013,680

		$8,055,496

General Obligations — 18.2%

Bryan County School District, 4.00%, 8/1/33	$500	$540,765

Bryan County School District, 4.00%, 8/1/34	435	466,890

Cherokee County School System, 5.00%, 2/1/29	1,000	1,165,000

Columbia County, 5.00%, 1/1/28	1,000	1,216,470

DeKalb County, (Special Transportation, Parks and Greenspace and Libraries Tax District), 5.00%, 12/1/27	1,000	1,211,650

Downtown Savannah Authority, 4.00%, 8/1/25	2,495	2,822,194

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Forsyth County Public Facilities Authority, (Forsyth County School District), 4.00%, 2/1/31	$290	$314,122

Forsyth County School District, 5.00%, 2/1/32	1,000	1,207,080

Fulton County, 5.00%, 7/1/31	1,000	1,192,320

Georgia, 2.00%, 8/1/27	315	313,415

Georgia, 5.00%, 2/1/28	1,500	1,754,655

Valdosta School System, 5.00%, 2/1/28	1,000	1,185,980

Worth County School District, 5.00%, 12/1/37	235	270,664

		$13,661,205

Hospital — 15.1%

Augusta Development Authority, (AU Health System, Inc.), 5.00%, 7/1/29	$560	$652,350

Carroll City-County Hospital Authority, (Tanner Medical Center, Inc.), 5.00%, 7/1/29	500	587,390

Cedartown Polk County Hospital Authority, (Polk Medical Center), 5.00%, 7/1/39	850	919,241

Dalton-Whitfield County Joint Development Authority, (Hamilton Health Care System), 4.00%, 8/15/34	400	422,952

DeKalb County Hospital Authority, (DeKalb Medical Center), Prerefunded to 9/1/20, 6.125%, 9/1/40	1,000	1,063,830

Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	1,000	1,021,380

Fulton County Development Authority, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,715,085

Fulton County Development Authority, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,388,162

Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/37	1,000	1,115,390

Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.00%, 8/1/28	650	731,887

Richmond County Hospital Authority, (University Health Services, Inc.), 5.00%, 1/1/31	1,000	1,145,800

Savannah Hospital Authority, (St. Joseph’s/Candler Health System, Inc.), 5.50%, 7/1/30	500	565,535

		$11,329,002

Industrial Development Revenue — 3.2%

Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter & Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,391,560

		$2,391,560

Insured – Education — 1.6%

Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGM), 5.25%, 6/15/27	$1,125	$1,171,631

		$1,171,631

14	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

February 28, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 5.7%

Griffin, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	$1,000	$1,099,890

Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,185,891

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	980	1,050,874

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	584,100

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	300	317,622

		$4,238,377

Insured – Escrowed / Prerefunded — 3.8%

Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), Prerefunded to 4/1/20, 5.50%, 4/1/37	$1,750	$1,821,085

Georgia Municipal Association, Inc., Certificates of Participation, (Riverdale), (AGC), Prerefunded to 5/1/19, 5.375%, 5/1/32	1,000	1,006,050

		$2,827,135

Insured – General Obligations — 1.8%

Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,367,232

		$1,367,232

Insured – Lease Revenue / Certificates of Participation — 3.0%

East Point Building Authority, (Water and Sewer Project), (AGM), 5.00%, 2/1/35	$695	$798,506

Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,326	1,437,557

		$2,236,063

Insured – Special Tax Revenue — 1.0%

Metropolitan Atlanta Rapid Transit Authority, (AMBAC), Escrowed to Maturity, 6.25%, 7/1/20	$165	$170,678

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	545	600,492

		$771,170

Insured – Water and Sewer — 4.0%

Brunswick-Glynn County Joint Water and Sewer Commission, (AGM), Prerefunded to 6/1/20, 5.00%, 6/1/33	$500	$520,365

DeKalb County, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,899,207

Henry County Water and Sewerage Authority, (NPFG), 5.25%, 2/1/25	500	595,870

		$3,015,442

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 2.3%

Atlanta & Fulton County Recreation Authority, (Zoo Atlanta Parking Facility), 5.00%, 12/1/36	$1,000	$1,163,480

Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	500	572,865

		$1,736,345

Other Revenue — 2.7%

Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	$750	$827,415

Sandy Springs Public Facilities Authority, (City Center Project), 5.00%, 5/1/35	1,000	1,158,300

		$1,985,715

Senior Living / Life Care — 1.3%

Gainesville and Hall County Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	$500	$550,815

Savannah Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	420	444,398

		$995,213

Special Tax Revenue — 3.3%

Atlanta Development Authority, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	$750	$871,193

Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/33	415	425,869

Unified Government of Athens-Clarke County Development Authority, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,180,904

		$2,477,966

Transportation — 3.9%

Atlanta, Airport Revenue, 5.00%, 1/1/31	$1,000	$1,124,010

Atlanta, Airport Revenue, 5.00%, 1/1/35	750	767,175

Georgia State Road and Tollway Authority, 5.00%, 6/1/29	835	1,003,645

		$2,894,830

Water and Sewer — 10.3%

Atlanta, Water and Wastewater Revenue, 5.00%, 11/1/29	$1,000	$1,214,280

Atlanta, Water and Wastewater Revenue, 5.25%, 11/1/30	1,000	1,146,180

Cobb County-Marietta Water Authority, 5.00%, 11/1/28	375	443,700

Columbus, Water and Sewerage Revenue, 5.00%, 5/1/33	500	568,105

Columbus, Water and Sewerage Revenue, 5.00%, 5/1/36	250	287,117

Forsyth County Water and Sewerage Authority, 5.00%, 4/1/27	1,100	1,267,288

Fulton County, Water and Sewer Revenue, 5.00%, 1/1/33	1,500	1,662,030

15	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

February 28, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Unified Government of Athens-Clarke County, Water and Sewerage Revenue, 5.00%, 1/1/29	$1,000	$1,158,740

		$7,747,440

Total Tax-Exempt Investments — 95.5% (identified cost $68,265,332)		$71,597,983

Other Assets, Less Liabilities — 4.5%		$3,402,256

Net Assets — 100.0%		$75,000,239

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2019, 21.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 9.6% of total investments.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	–	National Public Finance Guarantee Corp.

16	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

February 28, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 100.2%
Security	Principal Amount (000’s omitted)	Value

Education — 9.5%

Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,081,610

Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/37	900	987,354

Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,000	1,028,110

Maryland Industrial Development Financing Authority, (McDonogh School), 4.00%, 9/1/43	1,100	1,128,567

University System of Maryland, 4.00%, 4/1/34	1,000	1,077,550

		$5,303,191

Electric Utilities — 0.9%

Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 2.55% to 6/1/20 (Put Date), 12/1/25	$500	$499,685

		$499,685

Escrowed / Prerefunded — 14.0%

Baltimore, Prerefunded to 10/15/22, 5.00%, 10/15/27	$150	$167,669

Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), Prerefunded to 7/1/19, 5.00%, 7/1/32	1,000	1,010,780

Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	470	506,937

Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), Prerefunded to 5/15/20, 5.00%, 5/15/40	2,000	2,079,780

University of Maryland, Auxiliary Facility and Tuition Revenue, Prerefunded to 4/1/21, 5.00%, 4/1/28	1,425	1,523,781

Washington Metropolitan Area Transit Authority, Prerefunded to 7/1/19, 5.00%, 7/1/32	2,500	2,528,200

		$7,817,147

General Obligations — 17.9%

Anne Arundel County, 5.00%, 10/1/36	$1,000	$1,174,090

Baltimore County, 4.00%, 3/1/40(1)	1,000	1,053,940

Baltimore, 4.00%, 10/15/25	1,350	1,448,833

Frederick County, 5.00%, 8/1/24	1,000	1,169,300

Frederick County, 5.00%, 8/1/31	675	859,086

Maryland, 5.00%, 11/1/19	2,000	2,044,720

Maryland, Prerefunded to 8/1/22, 5.00%, 8/1/24	1,000	1,111,270

Montgomery County, 5.00%, 11/1/29	1,000	1,159,950

		$10,021,189

Security	Principal Amount (000’s omitted)	Value

Hospital — 12.9%

Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	$1,000	$1,147,190

Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 7/1/33	1,000	1,100,110

Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,063,340

Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/45	1,000	1,083,510

Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,150,770

Montgomery County, (Trinity Health Corp.), 5.00%, 12/1/45	1,500	1,675,920

		$7,220,840

Housing — 4.8%

Howard County Housing Commission, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$1,116,490

Maryland Community Development Administration, 4.10%, 9/1/38	500	514,440

Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	1,041,940

		$2,672,870

Industrial Development Revenue — 1.2%

Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(2)	$665	$674,742

		$674,742

Insured – Education — 1.0%

Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$520	$537,066

		$537,066

Insured – Escrowed / Prerefunded — 6.0%

Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$2,960	$3,385,382

		$3,385,382

Insured – Hospital — 6.5%

Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$3,634,261

		$3,634,261

17	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

February 28, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Housing — 0.1%

Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 5.00%, 6/1/35	$75	$85,273

		$85,273

Insured – Water and Sewer — 2.0%

Baltimore, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$470	$499,347

Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	600	619,692

		$1,119,039

Other Revenue — 3.9%

Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	$2,000	$2,176,260

		$2,176,260

Senior Living / Life Care — 6.3%

Howard County, (Vantage House), 5.00%, 4/1/26	$1,285	$1,344,495

Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	545,480

Rockville, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	1,053,800

Washington County, (Diakon Lutheran Social Ministries), 5.00%, 1/1/32	500	568,210

		$3,511,985

Special Tax Revenue — 2.2%

Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	$1,000	$1,002,620

Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	250	250,655

		$1,253,275

Transportation — 8.9%

Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/51	$1,000	$1,066,770

Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	571,310

Maryland Economic Development Corp., Parking Facilities Revenue, 5.00%, 6/1/58	1,000	1,078,970

Maryland Transportation Authority, 4.00%, 7/1/27	1,000	1,065,370

Washington Metropolitan Area Transit Authority, 5.00%, 7/1/31	1,000	1,188,170

		$4,970,590

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 2.1%

Washington Suburban Sanitary District, 5.00%, 6/15/30	$1,000	$1,205,480

		$1,205,480

Total Tax-Exempt Investments — 100.2% (identified cost $54,555,679)		$56,088,275

Other Assets, Less Liabilities — (0.2)%		$(100,568)

Net Assets — 100.0%		$55,987,707

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2019, 15.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 12.5% of total investments.

(1)	When-issued security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2019, the aggregate value of these securities is $674,742 or 1.2% of the Fund’s net assets.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	–	National Public Finance Guarantee Corp.

18	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

February 28, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 92.5%
Security	Principal Amount (000’s omitted)	Value

Education — 6.5%

Missouri Health and Educational Facilities Authority, (Saint Louis University), 5.00%, 10/1/36	$1,000	$1,167,010

Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	1,000	1,115,380

Missouri Health and Educational Facilities Authority, (Washington University), (SPA: JPMorgan Chase Bank, N.A.), 1.71%, 3/1/40(1)	400	400,000

Missouri Health and Educational Facilities Authority, (Washington University), (SPA: U.S. Bank, N.A.), 1.69%, 2/15/33(1)	550	550,000

University of Missouri, 5.00%, 11/1/25	1,000	1,169,290

		$4,401,680

Electric Utilities — 3.3%

Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$1,109,520

Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/31	1,000	1,140,340

		$2,249,860

Escrowed / Prerefunded — 3.6%

Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	$270	$278,178

Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	304,204

Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue, (Revolving Funds Program), Prerefunded to 1/1/21, 5.00%, 7/1/30	970	1,027,618

Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), Prerefunded to 5/15/19, 5.625%, 5/15/39	830	836,574

		$2,446,574

General Obligations — 25.3%

Cape Girardeau County Reorganized School District R-II, 5.00%, 3/1/38	$750	$870,195

Columbia School District, 5.00%, 3/1/31	1,000	1,061,320

Fenton Fire Protection District, 4.00%, 3/1/37(2)	400	420,748

Fenton Fire Protection District, 4.00%, 3/1/38(2)	500	523,075

Fort Zumwalt School District, 5.00%, 3/1/36	1,000	1,153,190

Greene County Reorganized School District No. 2, 5.00%, 3/1/38	875	996,721

Hazelwood School District, 5.00%, 3/1/27	1,000	1,210,430

Independence School District, 5.00%, 3/1/30	1,000	1,031,110

Independence School District, 5.50%, 3/1/34	1,000	1,204,010

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	$205	$211,378

Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	795	819,732

Jefferson City School District, 5.00%, 3/1/36	1,000	1,139,940

Jefferson City School District, 5.00%, 3/1/38	500	572,610

Joplin Schools, 5.00%, 3/1/30	1,000	1,190,720

Kansas City, 5.00%, 2/1/32	450	535,635

Lake Ozark Osage School, (School Building), 5.00%, 3/1/34	1,000	1,120,570

Springfield School District No. R-12, 5.00%, 3/1/33	1,000	1,120,260

University City School District, 0.00%, 2/15/32	1,000	666,660

University City School District, 0.00%, 2/15/33	1,000	632,910

Wentzville R-IV School District, 0.00%, 3/1/27	805	650,625

		$17,131,839

Hospital — 13.5%

Boone County, (Boone Hospital Center), 4.00%, 8/1/38	$1,000	$962,460

Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/37	1,000	1,072,900

Missouri Health and Educational Facilities Authority, (BJC Health System), 4.15%, 1/1/32	1,000	1,056,440

Missouri Health and Educational Facilities Authority, (BJC Health System), 5.00%, 1/1/30	1,000	1,116,370

Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), 4.00%, 5/15/42	1,000	1,002,340

Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	170	171,340

Missouri Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,069,050

Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	1,000	1,118,830

Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 4.00%, 11/15/33	1,480	1,549,441

		$9,119,171

Housing — 1.9%

Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA), 3.75%, 11/1/43	$995	$985,498

Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	65	65,589

Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	200	202,024

		$1,253,111

19	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

February 28, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 2.8%

Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,540	$1,857,794

		$1,857,794

Insured – Electric Utilities — 1.9%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$950	$1,018,704

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	297,360

		$1,316,064

Insured – Escrowed / Prerefunded — 5.2%

Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$3,590	$3,495,834

		$3,495,834

Insured – General Obligations — 1.6%

Francis Howell R-III School District, Saint Charles County, (NPFG), 5.25%, 3/1/21	$1,000	$1,070,250

		$1,070,250

Insured – Hospital — 3.2%

Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$2,250	$2,174,963

		$2,174,963

Insured – Lease Revenue / Certificates of Participation — 6.3%

Jackson County, Leasehold Revenue, (Truman Sports Complex), (AMBAC), 0.00%, 12/1/20	$1,000	$958,800

Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,170	1,796,760

Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	1,485,919

		$4,241,479

Insured – Special Tax Revenue — 4.3%

Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$2,929,008

		$2,929,008

Insured – Transportation — 3.4%

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$960	$1,042,042

Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,287,630

		$2,329,672

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 4.3%

Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	$500	$522,325

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/35	1,000	1,063,510

Saint Louis County Industrial Development Authority, (Friendship Village of St. Louis), 5.00%, 9/1/37	500	515,700

Saint Louis County Industrial Development Authority, (Friendship Village of St. Louis), 5.00%, 9/1/38	250	256,653

Saint Louis County Industrial Development Authority, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	516,715

		$2,874,903

Water and Sewer — 5.4%

Kansas City, Water Revenue, 5.25%, 12/1/32	$1,165	$1,168,239

Metropolitan St. Louis Sewer District, 5.00%, 5/1/27	1,000	1,098,250

Metropolitan St. Louis Sewer District, 5.00%, 5/1/30	1,000	1,094,380

Metropolitan St. Louis Sewer District, 5.00%, 5/1/36	250	291,360

		$3,652,229

Total Tax-Exempt Municipal Securities — 92.5% (identified cost $59,581,142)		$62,544,431

Trust Units — 1.2%
Security	Notional Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 1.2%

COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (taxable), 8/1/46(3)	$234	$195,151

COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (non-taxable), 8/1/46(3)	712	628,234

Total Trust Units — 1.2% (identified cost $778,445)		$823,385

Total Investments — 93.7% (identified cost $60,359,587)		$63,367,816

Other Assets, Less Liabilities — 6.3%		$4,242,246

Net Assets — 100.0%		$67,610,062

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

20	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

February 28, 2019

Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2019, 29.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 16.0% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 28, 2019.

(2)	When-issued security.

(3)

Security was received in connection with the restructuring of an insured zero-coupon bond issued by the Puerto Rico Sales Tax Financing Corporation (“COFINA”) (the “Original Bond”). The notional amount of the combined taxable and tax-exempt trust units reflects the accreted amount of the Original Bond from original issuance through the restructuring date. Each trust certificate represents an ownership interest in various coupon paying and zero-coupon COFINA bonds and potential insurance payments pursuant to an insurance policy with National Public Finance Guarantee Corporation. The trust units have no stated coupon interest rate but accrete income to maturity at the annual rate of approximately 5.04%, the same rate as the Original Bond.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 10-Year Treasury Note	19	Short	6/19/19	$(2,318,000)	$9,267

					$9,267

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

NPFG	–	National Public Finance Guarantee Corp.

SFMR	–	Single Family Mortgage Revenue

SPA	–	Standby Bond Purchase Agreement

21	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

February 28, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 101.7%
Security	Principal Amount (000’s omitted)	Value

Education — 7.8%

North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25	$365	$399,175

North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/44	2,000	2,285,920

North Carolina State University at Raleigh, 5.00%, 10/1/42	1,140	1,274,680

University of North Carolina at Charlotte, 4.00%, 10/1/34	770	827,688

University of North Carolina at Charlotte, Prerefunded to 4/1/22, 5.00%, 4/1/32	1,250	1,375,037

University of North Carolina at Greensboro, 4.00%, 4/1/35	1,000	1,068,270

University of North Carolina at Greensboro, 5.00%, 4/1/26	660	757,271

Western Carolina University, 5.00%, 10/1/36	1,000	1,167,290

		$9,155,331

Electric Utilities — 1.1%

North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	$355	$355,809

North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/31	885	949,685

		$1,305,494

Escrowed / Prerefunded — 13.3%

Durham County, Certificates of Participation, Prerefunded to 6/1/19, 5.00%, 6/1/31	$1,000	$1,008,310

North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 4/1/19, 5.00%, 10/1/38(1)	5,000	5,013,200

North Carolina Medical Care Commission, (Duke University Health System), Prerefunded to 6/1/19, 5.00%, 6/1/42	2,295	2,314,072

North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/21, 5.00%, 5/1/30	1,000	1,071,830

North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/20, 5.25%, 5/1/31	1,000	1,042,060

University of North Carolina at Greensboro, Prerefunded to 4/1/22, 5.00%, 4/1/31	1,020	1,123,642

Wake County, Prerefunded to 6/1/19, 5.00%, 6/1/36	1,000	1,008,430

Winston-Salem, Water and Sewer System, Prerefunded to 6/1/19, 5.00%, 6/1/34	1,000	1,008,310

Winston-Salem, Water and Sewer System, Prerefunded to 6/1/19, 5.00%, 6/1/39	2,000	2,016,620

		$15,606,474

General Obligations — 7.7%

Durham County, 4.00%, 6/1/33(2)	$1,785	$1,983,813

Forsyth County, 4.00%, 3/1/28	735	828,551

Greensboro, Series 2014, 5.00%, 2/1/27	650	746,428

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Guilford County, 5.00%, 2/1/21	$2,000	$2,128,060

Pender County, 5.00%, 3/1/27	1,015	1,211,798

Winston-Salem, 4.00%, 6/1/29	1,925	2,156,308

		$9,054,958

Hospital — 21.9%

Charlotte-Mecklenburg Hospital Authority, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 1.71%, 1/15/37(3)	$1,000	$1,000,000

Charlotte-Mecklenburg Hospital Authority, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 1.71%, 1/15/38(3)	4,965	4,965,000

New Hanover County, (New Hanover Regional Medical Center), 5.00%, 10/1/30	250	290,595

New Hanover County, (New Hanover Regional Medical Center), 5.00%, 10/1/36	1,000	1,122,800

North Carolina Medical Care Commission, (Cape Fear Valley Health System), 5.00%, 10/1/32	2,000	2,153,320

North Carolina Medical Care Commission, (Duke University Health System), 5.00%, 6/1/42	1,250	1,357,763

North Carolina Medical Care Commission, (Moses Cone Health System), (SPA: Bank of Montreal), 1.65%, 10/1/35(3)	2,350	2,350,000

North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,227,007

North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.75%, 11/1/43	1,000	1,035,150

North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/30	910	942,523

North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/32	1,000	1,128,590

North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,783,048

North Carolina Medical Care Commission, (Vidant Health), 5.00%, 6/1/31	2,000	2,259,100

North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,187,600

		$25,802,496

Industrial Development Revenue — 0.7%

Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$778,170

		$778,170

Insured – Education — 0.0%(4)

University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$35,072

		$35,072

22	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

February 28, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 2.1%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,740	$1,847,880

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	600	635,244

		$2,483,124

Insured – General Obligations — 0.2%

Puerto Rico, (NPFG), 5.50%, 7/1/20	$285	$292,413

		$292,413

Insured – Special Tax Revenue — 0.5%

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$604,335

		$604,335

Insured – Transportation — 4.1%

North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$3,646,760

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,040	1,128,878

		$4,775,638

Lease Revenue / Certificates of Participation — 17.0%

Buncombe County, 5.00%, 6/1/29	$750	$860,295

Buncombe County, 5.00%, 6/1/31	1,000	1,142,780

Burke County Limited Obligation Bonds, 5.00%, 4/1/27	250	303,388

Cabarrus County Limited Obligation Bonds, 5.00%, 6/1/28	1,600	1,942,960

Cabarrus County Limited Obligation Bonds, 5.00%, 4/1/29	1,000	1,182,670

Cabarrus County Limited Obligation Bonds, 5.00%, 4/1/30	1,000	1,175,740

Davidson County Limited Obligation Bonds, 5.00%, 6/1/31	2,010	2,348,464

Durham Capital Financing Corp., 5.00%, 6/1/32	1,700	1,858,270

Durham Capital Financing Corp., 5.00%, 6/1/38	1,000	1,106,490

North Carolina Limited Obligation Bonds, 5.00%, 5/1/29	1,000	1,208,300

North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,069,760

North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	1,750	1,864,660

Orange County Public Facilities Co., 4.00%, 10/1/31	400	437,936

Scotland County Limited Obligation Bonds, 5.00%, 12/1/29	500	598,900

Scotland County Limited Obligation Bonds, 5.00%, 12/1/31	55	64,967

Scotland County Limited Obligation Bonds, 5.00%, 12/1/33	250	292,690

Watauga Public Facilities Corp., 5.00%, 6/1/27	1,000	1,088,500

Wayne County Limited Obligation Bonds, 5.00%, 6/1/28	500	602,565

Winston-Salem, 5.00%, 6/1/27	750	862,305

		$20,011,640

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 2.0%

Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	$1,000	$1,143,290

Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,208,911

		$2,352,201

Senior Living / Life Care — 2.8%

North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$2,267,940

North Carolina Medical Care Commission, (United Church Homes and Services), 5.00%, 9/1/46	1,000	1,027,650

		$3,295,590

Solid Waste — 0.9%

Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,057,330

		$1,057,330

Transportation — 10.7%

Charlotte Airport, 5.50%, 7/1/34	$535	$562,130

Charlotte Airport, (AMT), 5.00%, 7/1/36	1,500	1,588,095

Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,044,630

North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,022,210

North Carolina Turnpike Authority, (Triangle Expressway System), 4.00%, 1/1/33	2,000	2,165,440

North Carolina Turnpike Authority, (Triangle Expressway System), 5.00%, 1/1/40	2,500	2,782,975

Raleigh-Durham Airport Authority, (AMT), 5.00%, 5/1/25	1,000	1,163,050

Raleigh-Durham Airport Authority, (AMT), 5.00%, 5/1/36	2,000	2,272,880

		$12,601,410

Water and Sewer — 8.9%

Brunswick County, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$863,062

Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/26	305	353,608

Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/28	540	621,918

Cape Fear Public Utility Authority, Water and Sewer System Revenue, 5.00%, 8/1/29	1,375	1,640,595

Cary, Combined Enterprise System Revenue, 5.00%, 12/1/30	675	821,097

Charlotte, Water and Sewer System Revenue, 5.00%, 7/1/20	1,000	1,045,190

Charlotte, Water and Sewer System Revenue, 5.00%, 7/1/34	1,000	1,010,090

Charlotte, Water and Sewer System Revenue, 5.00%, 7/1/38	1,750	1,820,035

23	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

February 28, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Greensboro, Combined Enterprise System Revenue, Green Bonds, 4.00%, 6/1/30	$1,065	$1,180,755

Raleigh, Combined Enterprise System Revenue, 5.00%, 3/1/25	1,000	1,127,990

		$10,484,340

Total Tax-Exempt Investments — 101.7% (identified cost $115,327,832)		$119,696,016

Corporate Bonds & Notes — 0.5%
Security	Principal Amount (000’s omitted)	Value

Hospital — 0.5%

Harnett Health System, Inc., 6.50% to 4/1/20 (Put Date), 4/1/32	$565	$572,229

Total Corporate Bonds & Notes — 0.5% (identified cost $565,000)		$572,229

Total Investments — 102.2% (identified cost $115,892,832)		$120,268,245

Other Assets, Less Liabilities — (2.2)%		$(2,591,963)

Net Assets — 100.0%		$117,676,282

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2019, 6.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 4.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	When-issued security.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 28, 2019.

(4)	Amount is less than 0.05%.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	–	National Public Finance Guarantee Corp.

24	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

February 28, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 99.8%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.6%

Oregon, Bond Bank Revenue, 5.00%, 1/1/32	$955	$1,102,767

Oregon, Bond Bank Revenue, 5.00%, 1/1/33	610	700,622

		$1,803,389

Education — 6.3%

Forest Grove, (Pacific University), 5.00%, 5/1/30	$500	$551,325

Forest Grove, (Pacific University), 5.25%, 5/1/34	1,000	1,062,630

Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,179,000

Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,030,800

Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/27	500	580,645

Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/29	500	576,335

Oregon Facilities Authority, (Willamette University), 5.00%, 10/1/40	1,000	1,128,360

		$7,109,095

Electric Utilities — 2.0%

Eugene, Electric Utility System Revenue, 5.00%, 8/1/47	$2,000	$2,275,280

		$2,275,280

Escrowed / Prerefunded — 5.8%

Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 4.75%, 7/1/32	$250	$260,380

Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 5.00%, 7/1/29	250	261,195

Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 5.125%, 7/1/41	1,630	1,705,648

Oregon Health and Science University, Prerefunded to 7/1/19, 5.75%, 7/1/39	2,000	2,026,740

Tri-County Metropolitan Transportation District, Prerefunded to 9/1/22, 5.00%, 9/1/30	2,000	2,227,860

		$6,481,823

General Obligations — 37.9%

Astoria School District No. 1C, Clatsop County, 5.00%, 6/15/37	$1,380	$1,631,684

Central School District No. 13J, Polk, Marion and Benton Counties, 0.00%, 6/15/38	750	363,593

Chemeketa Community College District, 5.00%, 6/15/25	1,000	1,157,170

Corvallis School District No. 509J, 5.00%, (0.00% until 6/15/20), 6/15/27	1,280	1,464,691

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

David Douglas School District No. 40, Multnomah County, 0.00%, 6/15/24	$1,640	$1,470,194

Fern Ridge School District 28J, Lane and Douglas Counties, 5.00%, 6/15/25	525	621,080

Forest Grove School District No. 15, Washington County, 0.00%, 6/15/26	1,975	1,661,252

Hillsboro School District No. 1J, Washington, Multnomah and Yamhill Counties, 5.00%, 6/15/32	2,000	2,370,740

Klamath County School District, 5.00%, 6/15/29	1,155	1,298,497

Lake Oswego, 4.00%, 12/1/31	1,000	1,113,600

Lake Oswego, 5.00%, 6/1/33	2,450	2,746,695

Medford, 5.00%, 7/15/32	545	608,776

Metro, 4.00%, 6/1/31	1,365	1,517,757

North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/28	2,500	2,877,975

North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/42	1,500	1,732,440

Oregon City School District No. 62, Clackamas County, 5.00%, 6/15/38	2,000	2,328,760

Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	1,155	1,157,657

Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/24	1,220	1,416,408

Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/28	1,000	1,150,100

Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/28	1,000	778,780

Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/30	700	500,052

Portland Community College District, 5.00%, 6/15/32	795	929,594

Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,283,981

Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	380	380,733

Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,743,535

Redmond, 5.00%, 6/1/28	605	689,446

Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/25	460	399,818

Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/27	3,175	2,568,638

Riverdale School District No. 51J, Multnomah and Clackamas Counties, 0.00%, 6/15/29	1,000	749,070

Riverdale School District No. 51J, Multnomah and Clackamas Counties, 0.00%, 6/15/30	1,215	869,879

Salem-Keizer School District No. 24J, 0.00%, 6/15/29	1,050	788,120

Warrenton-Hammond School District No. 30, Clatsop County, 5.00%, 6/15/32	1,000	1,215,590

		$42,586,305

25	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

February 28, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital — 7.7%

Astoria Hospital Facilities Authority, (Columbia Memorial Hospital), 5.00%, 8/1/41	$310	$336,685

Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/20	1,320	1,381,697

Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	274,797

Oregon Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,685	3,787,996

Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,688,250

Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/29	1,000	1,134,470

		$8,603,895

Housing — 1.6%

Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	$1,790	$1,817,978

		$1,817,978

Insured – Electric Utilities — 3.6%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,045	$1,120,574

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,760	2,931,120

		$4,051,694

Insured – Escrowed / Prerefunded — 0.6%

Beaverton School District, (AGC), Prerefunded to 6/1/19, 5.125%, 6/1/36	$715	$721,228

		$721,228

Insured – General Obligations — 6.9%

Lebanon Community School District No. 9, Linn County, (NPFG), 5.50%, 6/15/30	$4,000	$5,080,440

Newport, (AGC), 0.00%, 6/1/28	1,000	780,630

Newport, (AGC), 0.00%, 6/1/29	1,225	917,170

West Linn-Wilsonville School District No. 3Jt, Clackamas and Washington Counties, (NPFG), 0.00%, 6/15/23	1,050	966,745

		$7,744,985

Insured – Hospital — 5.3%

Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	$3,000	$3,150,480

Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	3,070	2,820,777

		$5,971,257

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 1.0%

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$1,015	$1,115,272

		$1,115,272

Other Revenue — 11.4%

Metro, (Oregon Convention Center Hotel), 5.00%, 6/15/29	$215	$256,919

Oregon Department of Administrative Services, Lottery Revenue, Prerefunded to 4/1/19, 5.00%, 4/1/28(1)	8,740	8,762,986

Oregon Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/25	2,000	2,310,460

Oregon Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/33	1,280	1,504,038

		$12,834,403

Senior Living / Life Care — 1.7%

Multnomah County Hospital Facilities Authority, (Mirabella at South Waterfront), 5.00%, 10/1/24	$415	$457,757

Multnomah County Hospital Facilities Authority, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	750	805,590

Salem Hospital Facility Authority, (Capital Manor), 5.00%, 5/15/33	550	619,955

		$1,883,302

Special Tax Revenue — 1.6%

Tri-County Metropolitan Transportation District, Payroll Tax Revenue, 5.00%, 9/1/38	$1,500	$1,744,110

		$1,744,110

Transportation — 2.6%

Port of Portland, (Portland International Airport), (AMT), 5.00%, 7/1/29	$1,155	$1,346,984

Redmond, Airport Revenue, 5.50%, 6/1/24	215	217,045

Redmond, Airport Revenue, 5.75%, 6/1/27	200	201,922

Redmond, Airport Revenue, 6.00%, 6/1/34	550	555,379

Redmond, Airport Revenue, 6.25%, 6/1/39	600	606,006

		$2,927,336

Water and Sewer — 2.2%

Clackamas River Water, 5.00%, 11/1/29	$100	$115,929

Grants Pass, Wastewater Revenue, 4.00%, 12/1/36	1,160	1,238,323

26	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

February 28, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Grants Pass, Wastewater Revenue, 4.00%, 12/1/37	$1,000	$1,062,530

		$2,416,782

Total Tax-Exempt Investments — 99.8% (identified cost $106,769,543)		$112,088,134

Other Assets, Less Liabilities — 0.2%		$265,870

Net Assets — 100.0%		$112,354,004

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2019, 17.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 11.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

Abbreviations:

AGC	–	Assured Guaranty Corp

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	–	National Public Finance Guarantee Corp.

27	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

February 28, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 96.8%
Security	Principal Amount (000’s omitted)	Value

Education — 10.6%

Clemson University, 5.00%, 5/1/26	$2,000	$2,413,720

College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	2,695	2,843,009

Florence-Darlington Commission for Technical Education, 5.00%, 3/1/28	600	654,006

South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/32	2,000	2,319,560

South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/45	2,000	2,285,520

University of South Carolina, Athletic Facilities, 5.00%, 5/1/37	1,500	1,731,390

University of South Carolina, Higher Education, 5.00%, 5/1/30	600	671,160

		$12,918,365

Electric Utilities — 3.0%

Piedmont Municipal Power Agency, 5.00%, 1/1/24	$250	$284,313

Piedmont Municipal Power Agency, 5.00%, 1/1/25	1,000	1,156,580

South Carolina Public Service Authority, 5.00%, 12/1/37	2,000	2,231,280

		$3,672,173

Escrowed / Prerefunded — 23.3%

Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/30	$1,000	$1,061,260

Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/35	3,000	3,183,780

Columbia Waterworks and Sewer Revenue, Prerefunded to 2/1/20, 5.00%, 2/1/40	3,500	3,608,430

Georgetown County, Prerefunded to 3/1/23, 5.00%, 3/1/31	2,510	2,834,568

Georgetown County, Prerefunded to 3/1/23, 5.00%, 3/1/33	2,750	3,105,603

Greenwood County, (Self Regional Healthcare), Prerefunded to 10/1/19, 5.375%, 10/1/39	3,835	3,916,801

South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/28	2,500	2,778,200

South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/29	450	500,076

South Carolina Jobs-Economic Development Authority, (Palmetto Health), Prerefunded to 8/1/19, 5.75%, 8/1/39	3,420	3,477,182

South Carolina Ports Authority, Prerefunded to 7/1/20, 5.25%, 7/1/40	3,725	3,901,453

		$28,367,353

General Obligations — 15.5%

Aiken County Consolidated School District, 5.00%, 3/1/25	$2,020	$2,382,025

Anderson County School District No. 5, 5.00%, 3/1/30	2,000	2,350,200

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Colleton County School District, 5.00%, 3/1/25	$1,060	$1,247,344

Hilton Head Island, 4.00%, 3/1/23	605	659,656

Hilton Head Island, 4.00%, 3/1/25	565	636,043

Horry County School District, 5.00%, 3/1/24	1,500	1,732,740

Horry County School District, 5.00%, 3/1/25	1,500	1,763,250

Lexington County School District No. 1, 5.00%, 2/1/26	1,060	1,274,756

Richland-Lexington Airport District, (AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	604,638

Richland-Lexington Airport District, (AMT), 4.00%, 3/1/22	195	207,248

Richland-Lexington Airport District, (AMT), 4.00%, 3/1/24	685	738,649

South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	4,026,152

Spartanburg County School District No. 7, 5.00%, 3/1/40	1,000	1,165,190

		$18,787,891

Hospital — 10.5%

Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$1,700,940

Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/37	1,000	1,043,000

Greenville Health System, 5.00%, 5/1/31	1,500	1,670,220

Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,108,979

Lexington County Health Services District, Inc., (Lexington Medical Center), 5.00%, 11/1/29	600	694,806

South Carolina Jobs-Economic Development Authority, (AnMed Health), 5.00%, 2/1/36	2,500	2,718,900

South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group), 5.00%, 5/1/36	1,500	1,699,545

Spartanburg Regional Health Services District, Inc., 5.00%, 4/15/48	2,000	2,173,060

		$12,809,450

Industrial Development Revenue — 1.4%

Richland County, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,670	$1,753,984

		$1,753,984

Insured – Electric Utilities — 5.9%

Piedmont Municipal Power Agency, (NPFG), 0.00%, 1/1/23	$1,090	$999,138

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,075	1,152,744

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,350	1,439,923

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,375	2,522,250

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	950	1,005,803

		$7,119,858

28	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

February 28, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 1.7%

Lexington, Waterworks and Sewer Revenue, (AGC), Prerefunded to 1/15/20, 5.00%, 1/15/35	$2,025	$2,084,677

		$2,084,677

Insured – Lease Revenue / Certificates of Participation — 3.0%

St. Peters Parish/Jasper County Public Facilities Corp., (County Office Buildings), (AGM), 5.00%, 4/1/31	$1,000	$1,053,210

Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/23	1,000	1,121,260

Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/24	1,280	1,460,301

		$3,634,771

Insured – Transportation — 1.2%

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,360	$1,476,226

		$1,476,226

Insured – Utilities — 3.5%

Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,217,060

Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,509,260

Newberry, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	573,240

		$4,299,560

Lease Revenue / Certificates of Participation — 8.8%

Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/22	$1,155	$1,271,955

Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/24	500	572,740

Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30(1)	3,875	4,374,410

Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30	2,000	2,257,760

Dorchester County School District No. 2, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,133,280

Securing Assets for Education, (Berkeley County School District), 5.00%, 12/1/27	1,000	1,130,870

		$10,741,015

Other Revenue — 1.8%

Patriots Energy Group Financing Agency, Gas Supply Revenue, 4.00% to 2/1/24 (Put Date), 10/1/48	$2,000	$2,140,140

		$2,140,140

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 1.5%

South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$1,079,750

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/29	640	675,635

		$1,755,385

Special Tax Revenue — 1.3%

Hilton Head Island, (Beach Preservation Fee Pledge), 5.00%, 8/1/25	$400	$473,360

Myrtle Beach, (Hospitality Fee), 5.00%, 6/1/26	1,000	1,141,840

		$1,615,200

Student Loan — 0.9%

South Carolina Education Assistance Authority, 5.10%, 10/1/29	$1,040	$1,055,371

		$1,055,371

Water and Sewer — 2.9%

Charleston Waterworks and Sewer System Revenue, 5.00%, 1/1/29	$1,550	$1,877,639

Mount Pleasant Waterworks and Sewer System Revenue, 5.00%, 6/1/37	1,000	1,157,710

North Charleston Sewer District, 2.00%, 1/1/29	500	474,095

		$3,509,444

Total Tax-Exempt Municipal Securities — 96.8% (identified cost $112,888,257)		$117,740,863

Trust Units — 0.9%
Security	Notional Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 0.9%

COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (taxable), 8/1/41(2)	$334	$278,142

COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (non-taxable), 8/1/41(2)	1,015	895,437

Total Trust Units — 0.9% (identified cost $1,109,542)		$1,173,579

Total Investments — 97.7% (identified cost $113,997,799)		$118,914,442

Other Assets, Less Liabilities — 2.3%		$2,747,422

Net Assets — 100.0%		$121,661,864

29	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

February 28, 2019

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2019, 16.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 7.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)

Security was received in connection with the restructuring of an insured zero-coupon bond issued by the Puerto Rico Sales Tax Financing Corporation (“COFINA”) (the “Original Bond”). The notional amount of the combined taxable and tax-exempt trust units reflects the accreted amount of the Original Bond from original issuance through the restructuring date. Each trust certificate represents an ownership interest in various coupon paying and zero-coupon COFINA bonds and potential insurance payments pursuant to an insurance policy with National Public Finance Guarantee Corporation. The trust units have no stated coupon interest rate but accrete income to maturity at the annual rate of approximately 5.04%, the same rate as the Original Bond.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

NPFG	–	National Public Finance Guarantee Corp.

30	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

February 28, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 101.4%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.6%

Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 4.00%, 11/1/32	$1,000	$1,085,110

		$1,085,110

Education — 2.3%

University of Virginia, 5.00%, 4/1/38	$1,320	$1,538,816

		$1,538,816

Escrowed / Prerefunded — 23.7%

Alexandria Industrial Development Authority, (Episcopal High School), Prerefunded to 1/1/20, 5.00%, 1/1/40	$1,700	$1,746,580

Fairfax County Industrial Development Authority, (Inova Health System Hospitals), Prerefunded to 5/15/19, 5.50%, 5/15/35	1,060	1,068,162

Fairfax County Industrial Development Authority, (Inova Health System Hospitals), Prerefunded to 5/15/19, 5.50%, 5/15/35	1,940	1,954,938

Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/30	645	717,014

Loudoun County, Prerefunded to 7/1/19, 5.00%, 7/1/27	1,820	1,840,584

Norfolk, Prerefunded to 8/1/23, 5.00%, 8/1/28	750	856,050

Portsmouth, Prerefunded to 7/15/19, 4.75%, 7/15/25	500	505,880

Portsmouth, Prerefunded to 7/15/19, 5.25%, 7/15/25	390	395,222

Portsmouth, Prerefunded to 7/15/19, 5.25%, 7/15/25	285	288,867

Smyth County Industrial Development Authority, (Mountain States Health Alliance), Prerefunded to 7/1/20, 5.50%, 7/1/28	1,100	1,155,099

Virginia Port Authority, (AMT), Prerefunded to 7/1/25, 5.00%, 7/1/33	1,250	1,474,163

Virginia Resources Authority, Clean Water Revenue, Prerefunded to 10/1/19, 5.00%, 10/1/31	1,000	1,019,840

Washington County Industrial Development Authority, (Davenport & Co., LLC), Prerefunded to 8/1/20, 5.25%, 8/1/30	1,500	1,575,705

Washington Metropolitan Area Transit Authority, Prerefunded to 7/1/19, 5.00%, 7/1/32	1,500	1,516,920

		$16,115,024

General Obligations — 14.4%

Alexandria, 5.00%, 7/1/28	$1,000	$1,225,820

Arlington County, 5.00%, 8/15/32	1,000	1,181,080

Culpeper, 5.00%, 8/1/25	1,350	1,602,058

Newport News, 5.00%, 8/1/28	1,000	1,202,100

Norfolk, 5.00%, 9/1/36	2,140	2,469,346

Virginia, 5.00%, 6/1/31	2,000	2,140,120

		$9,820,524

Security	Principal Amount (000’s omitted)	Value

Hospital — 15.2%

Albermarle County Economic Development Authority, (Sentara Martha Jefferson Hospital), (SPA: TD Bank, N.A.), 1.67%, 10/1/48(1)	$2,350	$2,350,000

Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(2)	5,000	5,480,500

Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,130,810

Norfolk Economic Development Authority, (Sentara Healthcare), 5.00% to 11/1/28 (Put Date), 11/1/48	750	912,652

Winchester Economic Development Authority, (Valley Health System), 5.00%, 1/1/28	450	504,131

		$10,378,093

Industrial Development Revenue — 0.1%

Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(3)	$60	$61,282

		$61,282

Insured – Education — 3.8%

Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$2,619,144

		$2,619,144

Insured – Electric Utilities — 1.6%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$1,072,320

		$1,072,320

Insured – Escrowed / Prerefunded — 1.2%

Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), Escrowed to Maturity, 6.25%, 8/15/20	$795	$827,309

		$827,309

Insured – Transportation — 12.4%

Chesapeake Bay Bridge and Tunnel District, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	$2,500	$2,955,225

Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	1,000	1,066,930

Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,765,344

Richmond Metropolitan Authority, (NPFG), 5.25%, 7/15/22	2,355	2,478,708

Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	172,328

		$8,438,535

31	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

February 28, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 0.9%

Virginia Public Building Authority, (AMT), 5.00%, 8/1/26	$500	$596,155

		$596,155

Senior Living / Life Care — 4.9%

Albemarle County Economic Development Authority, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$150	$153,287

Alexandria Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/30	750	828,442

Hanover County Economic Development Authority, (Covenant Woods), 5.00%, 7/1/48	235	245,559

Harrisonburg Industrial Development Authority, (Sunnyside Presbyterian Home), 6.25%, 12/1/33	750	827,962

Virginia Beach Development Authority, (Westminster-Canterbury on Chesapeake Bay), 5.00%, 9/1/34	1,150	1,303,088

		$3,358,338

Special Tax Revenue — 0.5%

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/24	$10	$8,420

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/27	17	12,500

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/29	17	10,820

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/31	22	12,427

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/33	24	12,323

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/46	231	45,024

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/51	188	27,287

Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	18	17,813

Puerto Rico Sales Tax Financing Corp., 4.55%, 7/1/40	9	8,738

Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/53	66	60,873

Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	167	158,930

		$375,155

Transportation — 8.0%

Metropolitan Washington, DC, Airport Authority System, (AMT), 5.00%, 10/1/37	$1,295	$1,466,872

Metropolitan Washington, DC, Airport Authority System, (AMT), 5.00%, 10/1/42	990	1,105,662

Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/47	500	540,955

Washington Metropolitan Area Transit Authority, 5.00%, 7/1/29	1,000	1,204,750

Washington Metropolitan Area Transit Authority, 5.00%, 7/1/37	1,000	1,153,980

		$5,472,219

Water and Sewer — 10.8%

Fairfax County Water Authority, 5.25%, 4/1/27	$1,795	$2,237,127

Fairfax County, Sewer Revenue, 4.00%, 7/15/37	1,000	1,065,880

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Henrico County, Water and Sewer System Revenue, 5.00%, 5/1/28	$1,000	$1,194,800

Newport News, Water Revenue, 5.00%, 7/15/33	1,000	1,167,750

Virginia Beach, Water and Sewer System Revenue, 5.00%, 10/1/26	1,375	1,679,301

		$7,344,858

Total Tax-Exempt Municipal Securities — 101.4% (identified cost $65,943,568)		$69,102,882

Taxable Municipal Securities — 0.2%
Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 0.2%

Puerto Rico Sales Tax Financing Corp., 4.55%, 7/1/40	$92	$79,426

Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/53	3	2,320

Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	37	31,622

Total Taxable Municipal Securities — 0.2% (identified cost $99,537)		$113,368

Total Investments — 101.6% (identified cost $66,043,105)		$69,216,250

Other Assets, Less Liabilities — (1.6)%		$(1,111,085)

Net Assets — 100.0%		$68,105,165

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2019, 18.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 14.6% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 28, 2019.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

32	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

February 28, 2019

Portfolio of Investments (Unaudited) — continued

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2019, the aggregate value of these securities is $61,282 or 0.1% of the Fund’s net assets.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	–	National Public Finance Guarantee Corp.

SPA	–	Standby Bond Purchase Agreement

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2019

Statements of Assets and Liabilities (Unaudited)

	February 28, 2019
Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Investments —

Identified cost	$68,265,332	$54,555,679	$60,359,587	$115,892,832

Unrealized appreciation	3,332,651	1,532,596	3,008,229	4,375,413

Investments, at value	$71,597,983	$56,088,275	$63,367,816	$120,268,245

Cash	$2,843,527	$443,130	$2,823,126	$2,716,992

Deposits for derivatives collateral — financial futures contracts	—	—	21,364	—

Interest receivable	714,549	578,870	689,636	1,377,991

Receivable for investments sold	—	—	1,739,220	1,025,000

Receivable for Fund shares sold	78,638	85,148	63,354	351,833

Receivable for variation margin on open financial futures contracts	—	—	4,156	—

Total assets	$75,234,697	$57,195,423	$68,708,672	$125,740,061

Liabilities

Payable for floating rate notes issued	$—	$—	$—	$3,750,012

Payable for investments purchased	—	—	—	1,179,993

Payable for when-issued securities	—	1,052,010	939,490	1,976,138

Payable for Fund shares redeemed	104,301	64,777	71,961	949,312

Distributions payable	51,108	29,280	14,344	63,908

Payable to affiliates:

Investment adviser fee	17,103	11,270	15,005	30,546

Distribution and service fees	9,765	13,276	12,343	19,060

Interest expense and fees payable	—	—	—	36,552

Accrued expenses	52,181	37,103	45,467	58,258

Total liabilities	$234,458	$1,207,716	$1,098,610	$8,063,779

Net Assets	$75,000,239	$55,987,707	$67,610,062	$117,676,282

Sources of Net Assets

Paid-in capital	$78,123,054	$59,179,560	$66,865,156	$120,974,816

Distributable earnings (accumulated loss)	(3,122,815)	(3,191,853)	744,906	(3,298,534)

Net Assets	$75,000,239	$55,987,707	$67,610,062	$117,676,282

Class A Shares

Net Assets	$36,351,310	$35,379,428	$47,984,777	$59,606,946

Shares Outstanding	4,299,806	4,066,519	5,165,763	6,747,932

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.45	$8.70	$9.29	$8.83

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$8.87	$9.13	$9.75	$9.27

Class C Shares

Net Assets	$5,720,602	$10,818,305	$7,010,657	$13,268,396

Shares Outstanding	632,725	1,139,860	683,652	1,396,511

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.04	$9.49	$10.25	$9.50

Class I Shares

Net Assets	$32,928,327	$9,789,974	$12,614,628	$44,800,940

Shares Outstanding	3,883,799	1,122,652	1,355,982	5,058,367

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.48	$8.72	$9.30	$8.86

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2019

Statements of Assets and Liabilities (Unaudited) — continued

	February 28, 2019
Assets	Oregon Fund	South Carolina Fund	Virginia Fund

Investments —

Identified cost	$106,769,543	$113,997,799	$66,043,105

Unrealized appreciation	5,318,591	4,916,643	3,173,145

Investments, at value	$112,088,134	$118,914,442	$69,216,250

Cash	$3,268,148	$4,565,186	$1,352,233

Interest receivable	1,186,288	1,528,647	665,703

Receivable for investments sold	2,581,973	—	—

Receivable for Fund shares sold	88,912	39,523	378,918

Total assets	$119,213,455	$125,047,798	$71,613,104

Liabilities

Payable for floating rate notes issued	$6,555,000	$3,111,617	$3,333,515

Payable for Fund shares redeemed	123,394	118,092	66,665

Distributions payable	22,563	31,605	31,212

Payable to affiliates:

Investment adviser fee	29,584	31,839	15,304

Distribution and service fees	18,166	25,275	10,479

Interest expense and fees payable	61,064	17,950	4,435

Accrued expenses	49,680	49,556	46,329

Total liabilities	$6,859,451	$3,385,934	$3,507,939

Net Assets	$112,354,004	$121,661,864	$68,105,165

Sources of Net Assets

Paid-in capital	$119,225,918	$123,517,678	$81,362,159

Accumulated loss	(6,871,914)	(1,855,814)	(13,256,994)

Net Assets	$112,354,004	$121,661,864	$68,105,165

Class A Shares

Net Assets	$76,121,428	$68,241,753	$48,978,413

Shares Outstanding	8,970,839	7,468,029	6,318,968

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.49	$9.14	$7.75

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$8.91	$9.60	$8.14

Class C Shares

Net Assets	$8,769,553	$20,407,078	$4,052,351

Shares Outstanding	944,007	2,105,092	472,000

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.29	$9.69	$8.59

Class I Shares

Net Assets	$27,463,023	$33,013,033	$15,074,401

Shares Outstanding	3,239,526	3,609,332	1,940,982

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.48	$9.15	$7.77

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2019

Statements of Operations (Unaudited)

	Six Months Ended February 28, 2019
Investment Income	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Interest	$1,319,896	$971,037	$1,271,818	$2,135,108

Total investment income	$1,319,896	$971,037	$1,271,818	$2,135,108

Expenses

Investment adviser fee	$108,075	$70,921	$93,237	$190,973

Distribution and service fees

Class A	35,837	34,219	45,634	60,694

Class C	30,401	57,789	36,342	73,220

Trustees’ fees and expenses	2,272	1,770	2,062	3,330

Custodian fee	21,907	19,961	20,827	25,871

Transfer and dividend disbursing agent fees	10,488	13,030	13,128	21,560

Legal and accounting services	26,805	32,934	23,308	26,224

Printing and postage	5,002	5,111	5,464	5,836

Registration fees	1,274	2,419	1,950	775

Interest expense and fees	—	—	—	43,413

Miscellaneous	14,331	8,759	9,803	17,986

Total expenses	$256,392	$246,913	$251,755	$469,882

Net investment income	$1,063,504	$724,124	$1,020,063	$1,665,226

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$26,553	$(103,360)	$217,380	$(383,476)

Financial futures contracts	—	—	(58,985)	—

Net realized gain (loss)	$26,553	$(103,360)	$158,395	$(383,476)

Change in unrealized appreciation (depreciation) —

Investments	$643,665	$248,454	$(6,362)	$569,216

Financial futures contracts	—	—	13,568	—

Net change in unrealized appreciation (depreciation)	$643,665	$248,454	$7,206	$569,216

Net realized and unrealized gain	$670,218	$145,094	$165,601	$185,740

Net increase in net assets from operations	$1,733,722	$869,218	$1,185,664	$1,850,966

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2019

Statements of Operations (Unaudited) — continued

	Six Months Ended February 28, 2019
Investment Income	Oregon Fund	South Carolina Fund	Virginia Fund

Interest	$2,223,169	$2,215,702	$1,312,297

Total investment income	$2,223,169	$2,215,702	$1,312,297

Expenses

Investment adviser fee	$181,524	$205,011	$94,174

Distribution and service fees

Class A	73,261	64,958	47,598

Class C	46,326	106,496	23,064

Trustees’ fees and expenses	3,228	3,544	2,087

Custodian fee	25,556	26,924	21,082

Transfer and dividend disbursing agent fees	18,870	16,544	15,210

Legal and accounting services	24,638	28,665	23,398

Printing and postage	8,707	7,231	5,649

Registration fees	936	543	2,172

Interest expense and fees	73,357	46,196	38,498

Miscellaneous	11,168	12,791	9,128

Total expenses	$467,571	$518,903	$282,060

Net investment income	$1,755,598	$1,696,799	$1,030,237

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(130,611)	$584,912	$(606,288)

Net realized gain (loss)	$(130,611)	$584,912	$(606,288)

Change in unrealized appreciation (depreciation) —

Investments	$641,602	$117,782	$884,953

Net change in unrealized appreciation (depreciation)	$641,602	$117,782	$884,953

Net realized and unrealized gain	$510,991	$702,694	$278,665

Net increase in net assets from operations	$2,266,589	$2,399,493	$1,308,902

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2019

Statements of Changes in Net Assets

	Six Months Ended February 28, 2019 (Unaudited)
Increase (Decrease) in Net Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

From operations —

Net investment income	$1,063,504	$724,124	$1,020,063	$1,665,226

Net realized gain (loss)	26,553	(103,360)	158,395	(383,476)

Net change in unrealized appreciation (depreciation)	643,665	248,454	7,206	569,216

Net increase in net assets from operations	$1,733,722	$869,218	$1,185,664	$1,850,966

Distributions to shareholders(1) —

Class A	$(518,113)	$(475,345)	$(734,818)	$(906,824)

Class C	(68,433)	(122,763)	(94,161)	(172,845)

Class I	(472,367)	(125,160)	(191,979)	(582,867)

Total distributions to shareholders	$(1,058,913)	$(723,268)	$(1,020,958)	$(1,662,536)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$1,107,369	$1,763,365	$2,560,850	$1,984,651

Class C	575,668	389,838	775,948	764,933

Class I	5,928,221	3,611,578	4,068,515	16,821,539

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	445,837	355,810	684,430	811,041

Class C	58,975	95,008	77,780	156,054

Class I	260,216	99,899	167,844	359,835

Cost of shares redeemed

Class A	(3,009,755)	(4,207,423)	(3,463,920)	(8,709,211)

Class C	(1,209,887)	(1,061,761)	(799,791)	(3,442,010)

Class I	(6,020,122)	(1,916,712)	(2,282,090)	(9,932,364)

Net asset value of shares converted

Class A	627,837	1,773,769	1,162,726	1,451,456

Class C	(627,837)	(1,773,769)	(1,162,726)	(1,451,456)

Net increase (decrease) in net assets from Fund share transactions	$(1,863,478)	$(870,398)	$1,789,566	$(1,185,532)

Net increase (decrease) in net assets	$(1,188,669)	$(724,448)	$1,954,272	$(997,102)

Net Assets

At beginning of period	$76,188,908	$56,712,155	$65,655,790	$118,673,384

At end of period	$75,000,239	$55,987,707	$67,610,062	$117,676,282

(1)	The current period presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2019

Statements of Changes in Net Assets — continued

	Six Months Ended February 28, 2019 (Unaudited)
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Virginia Fund

From operations —

Net investment income	$1,755,598	$1,696,799	$1,030,237

Net realized gain (loss)	(130,611)	584,912	(606,288)

Net change in unrealized appreciation (depreciation)	641,602	117,782	884,953

Net increase in net assets from operations	$2,266,589	$2,399,493	$1,308,902

Distributions to shareholders(1) —

Class A	$(1,218,839)	$(973,028)	$(740,416)

Class C	(125,478)	(252,142)	(57,026)

Class I	(406,163)	(515,964)	(211,348)

Total distributions to shareholders	$(1,750,480)	$(1,741,134)	$(1,008,790)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$5,391,446	$2,809,412	$1,796,329

Class C	1,445,062	983,197	1,030,548

Class I	8,502,565	6,724,482	4,368,257

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,131,920	907,683	596,337

Class C	121,579	214,391	51,403

Class I	348,736	386,223	174,684

Cost of shares redeemed

Class A	(6,238,081)	(4,565,217)	(3,223,791)

Class C	(1,448,824)	(2,320,307)	(603,229)

Class I	(4,592,924)	(7,193,117)	(2,316,953)

Net asset value of shares converted

Class A	1,724,284	2,630,627	1,264,313

Class C	(1,724,284)	(2,630,627)	(1,264,313)

Net increase (decrease) in net assets from Fund share transactions	$4,661,479	$(2,053,253)	$1,873,585

Net increase (decrease) in net assets	$5,177,588	$(1,394,894)	$2,173,697

Net Assets

At beginning of period	$107,176,416	$123,056,758	$65,931,468

At end of period	$112,354,004	$121,661,864	$68,105,165

(1)	The current period presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2019

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2018
Increase (Decrease) in Net Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

From operations —

Net investment income	$2,251,555	$1,621,779	$2,115,080	$3,861,013

Net realized gain (loss)	(71,692)	147,873	427,519	(1,282)

Net change in unrealized appreciation (depreciation)	(2,180,175)	(1,904,460)	(2,064,686)	(4,312,370)

Net increase (decrease) in net assets from operations	$(312)	$(134,808)	$477,913	$(452,639)

Distributions to shareholders —

From net investment income

Class A	$(1,101,784)	$(1,066,676)	$(1,553,001)	$(2,169,373)

Class B	(2,952)	(1,704)	(1,431)	(3,105)

Class C	(155,276)	(295,320)	(219,660)	(420,841)

Class I	(980,818)	(264,456)	(333,304)	(1,261,196)

Total distributions to shareholders	$(2,240,830)	$(1,628,156)	$(2,107,396)	$(3,854,515)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$2,269,674	$2,553,100	$6,358,854	$4,851,628

Class B	—	—	—	33

Class C	670,472	1,277,459	718,933	1,942,069

Class I	8,417,129	4,839,412	4,857,442	15,852,577

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	928,511	814,306	1,442,525	1,950,750

Class B	2,151	1,683	1,392	2,942

Class C	135,430	227,923	188,037	373,434

Class I	559,292	188,451	286,426	808,377

Cost of shares redeemed

Class A	(4,931,732)	(6,490,334)	(7,149,204)	(15,775,105)

Class B	(809)	(54,938)	(59,711)	(75,868)

Class C	(1,279,742)	(3,025,152)	(1,571,268)	(2,969,399)

Class I	(6,685,273)	(6,677,756)	(2,380,723)	(16,536,295)

Net asset value of shares exchanged

Class A	57,750	98,411	24,758	39,379

Class B	(57,750)	(98,411)	(24,758)	(39,379)

Net asset value of shares converted(1)

Class A	198,582	71,309	56,407	148,435

Class B	(198,582)	(71,309)	(56,407)	(148,435)

Net increase (decrease) in net assets from Fund share transactions	$85,103	$(6,345,846)	$2,692,703	$(9,574,857)

Net increase (decrease) in net assets	$(2,156,039)	$(8,108,810)	$1,063,220	$(13,882,011)

Net Assets

At beginning of year	$78,344,947	$64,820,965	$64,592,570	$132,555,395

At end of year(2)	$76,188,908	$56,712,155	$65,655,790	$118,673,384

(1)	At the close of business on April 5, 2018, Class B shares were converted into Class A shares and Class B shares were discontinued.

(2)

Includes accumulated undistributed (distributions in excess of) net investment income of $(44,995), $(26,130), $91,424 and $190,808, respectively, at August 31, 2018. The requirement to disclose the corresponding amounts as of February 28, 2019 was eliminated.

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2019

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2018
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Virginia Fund

From operations —

Net investment income	$3,891,248	$3,767,358	$2,340,322

Net realized gain	366,098	59,517	627,256

Net change in unrealized appreciation (depreciation)	(3,894,971)	(3,597,659)	(3,221,541)

Net increase (decrease) in net assets from operations	$362,375	$229,216	$(253,963)

Distributions to shareholders —

From net investment income

Class A	$(2,681,075)	$(2,092,254)	$(1,873,313)

Class B	(4,959)	(3,390)	(2,746)

Class C	(314,607)	(608,526)	(155,368)

Class I	(873,067)	(1,038,864)	(504,897)

Total distributions to shareholders	$(3,873,708)	$(3,743,034)	$(2,536,324)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$6,069,190	$8,533,305	$1,940,448

Class B	250	10	—

Class C	614,684	1,324,866	617,995

Class I	8,307,173	14,318,403	4,323,741

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,494,985	1,934,016	1,515,138

Class B	4,733	3,334	2,418

Class C	299,261	522,864	133,537

Class I	698,024	684,325	363,967

Cost of shares redeemed

Class A	(11,751,910)	(10,730,585)	(8,991,981)

Class B	(75,190)	(4,204)	(341)

Class C	(2,549,892)	(5,794,366)	(1,934,595)

Class I	(11,418,792)	(16,310,007)	(10,247,393)

Net asset value of shares exchanged

Class A	291,764	137,197	41,405

Class B	(291,764)	(137,197)	(41,405)

Net asset value of shares converted(1)

Class A	81,777	168,071	135,996

Class B	(81,777)	(168,071)	(135,996)

Net decrease in net assets from Fund share transactions	$(7,307,484)	$(5,518,039)	$(12,277,066)

Net decrease in net assets	$(10,818,817)	$(9,031,857)	$(15,067,353)

Net Assets

At beginning of year	$117,995,233	$132,088,615	$80,998,821

At end of year(2)	$107,176,416	$123,056,758	$65,931,468

(1)	At the close of business on April 5, 2018, Class B shares were converted into Class A shares and Class B shares were discontinued.

(2)

Includes accumulated undistributed net investment income of $200,617, $113,420 and $131,161, respectively, at August 31, 2018. The requirement to disclose the corresponding amounts as of February 28, 2019 was eliminated.

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2019

Financial Highlights

	Georgia Fund — Class A

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$8.370		$8.620	$8.860	$8.540	$8.610	$8.030

Income (Loss) From Operations

Net investment income(1)	$0.120		$0.248	$0.251	$0.267	$0.307	$0.335

Net realized and unrealized gain (loss)	0.080		(0.251)	(0.240)	0.318	(0.072)	0.578

Total income (loss) from operations	$0.200		$(0.003)	$0.011	$0.585	$0.235	$0.913

Less Distributions

From net investment income	$(0.120)		$(0.247)	$(0.251)	$(0.265)	$(0.305)	$(0.333)

Total distributions	$(0.120)		$(0.247)	$(0.251)	$(0.265)	$(0.305)	$(0.333)

Net asset value — End of period	$8.450		$8.370	$8.620	$8.860	$8.540	$8.610

Total Return(2)	2.41	%(3)	(0.02)%	0.19%	6.94%	2.76%	11.54%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$36,351		$36,835	$39,422	$41,560	$40,437	$41,884

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.72	%(5)	0.70%	0.70%	0.70%	0.70%	0.71%

Interest and fee expense(6)	—		—	—	—	0.03%	0.04%

Total expenses(4)	0.72	%(5)	0.70%	0.70%	0.70%	0.73%	0.75%

Net investment income	2.90	%(5)	2.94%	2.94%	3.06%	3.57%	4.00%

Portfolio Turnover	1	%(3)	7%	7%	7%	14%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2019

Financial Highlights — continued

	Georgia Fund — Class C

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$8.950		$9.220	$9.480	$9.130	$9.200	$8.580

Income (Loss) From Operations

Net investment income(1)	$0.095		$0.197	$0.200	$0.215	$0.258	$0.291

Net realized and unrealized gain (loss)	0.090		(0.271)	(0.260)	0.349	(0.071)	0.618

Total income (loss) from operations	$0.185		$(0.074)	$(0.060)	$0.564	$0.187	$0.909

Less Distributions

From net investment income	$(0.095)		$(0.196)	$(0.200)	$(0.214)	$(0.257)	$(0.289)

Total distributions	$(0.095)		$(0.196)	$(0.200)	$(0.214)	$(0.257)	$(0.289)

Net asset value — End of period	$9.040		$8.950	$9.220	$9.480	$9.130	$9.200

Total Return(2)	2.08	%(3)	(0.79)%	(0.60)%	6.24%	2.05%	10.71%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,721		$6,869	$7,554	$7,058	$5,991	$5,543

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.47	%(5)	1.45%	1.45%	1.45%	1.45%	1.46%

Interest and fee expense(6)	—		—	—	—	0.03%	0.04%

Total expenses(4)	1.47	%(5)	1.45%	1.45%	1.45%	1.48%	1.50%

Net investment income	2.15	%(5)	2.19%	2.18%	2.30%	2.80%	3.24%

Portfolio Turnover	1	%(3)	7%	7%	7%	14%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2019

Financial Highlights — continued

	Georgia Fund — Class I

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$8.400		$8.640	$8.890	$8.560	$8.630	$8.050

Income (Loss) From Operations

Net investment income(1)	$0.129		$0.265	$0.269	$0.285	$0.318	$0.352

Net realized and unrealized gain (loss)	0.079		(0.241)	(0.250)	0.329	(0.065)	0.578

Total income from operations	$0.208		$0.024	$0.019	$0.614	$0.253	$0.930

Less Distributions

From net investment income	$(0.128)		$(0.264)	$(0.269)	$(0.284)	$(0.323)	$(0.350)

Total distributions	$(0.128)		$(0.264)	$(0.269)	$(0.284)	$(0.323)	$(0.350)

Net asset value — End of period	$8.480		$8.400	$8.640	$8.890	$8.560	$8.630

Total Return(2)	2.51	%(3)	0.31%	0.28%	7.27%	2.97%	11.74%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$32,928		$32,485	$31,107	$26,746	$20,413	$9,440

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.52	%(5)	0.50%	0.50%	0.50%	0.50%	0.51%

Interest and fee expense(6)	—		—	—	—	0.03%	0.04%

Total expenses(4)	0.52	%(5)	0.50%	0.50%	0.50%	0.53%	0.55%

Net investment income	3.10	%(5)	3.14%	3.14%	3.25%	3.69%	4.19%

Portfolio Turnover	1	%(3)	7%	7%	7%	14%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2019

Financial Highlights — continued

	Maryland Fund — Class A

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$8.670		$8.920	$9.130	$8.990	$9.110	$8.620

Income (Loss) From Operations

Net investment income(1)	$0.119		$0.246	$0.268	$0.294	$0.318	$0.338

Net realized and unrealized gain (loss)	0.030		(0.249)	(0.208)	0.167	(0.127)	0.484

Total income (loss) from operations	$0.149		$(0.003)	$0.060	$0.461	$0.191	$0.822

Less Distributions

From net investment income	$(0.119)		$(0.247)	$(0.270)	$(0.321)	$(0.311)	$(0.332)

Total distributions	$(0.119)		$(0.247)	$(0.270)	$(0.321)	$(0.311)	$(0.332)

Net asset value — End of period	$8.700		$8.670	$8.920	$9.130	$8.990	$9.110

Total Return(2)	1.73	%(3)	(0.02)%	0.72%	5.20%	2.12%	9.67%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$35,379		$35,602	$39,642	$42,479	$42,706	$48,449

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.77	%(5)	0.73%	0.73%	0.74%	0.73%	0.74%

Interest and fee expense(6)	—		0.04%	0.03%	0.02%	0.02%	0.03%

Total expenses(4)	0.77	%(5)	0.77%	0.76%	0.76%	0.75%	0.77%

Net investment income	2.78	%(5)	2.82%	3.02%	3.24%	3.50%	3.79%

Portfolio Turnover	10	%(3)	24%	22%	11%	13%	0	%(7)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Amount is less than 0.5%.

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2019

Financial Highlights — continued

	Maryland Fund — Class C

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.460		$9.730	$9.960	$9.810	$9.940	$9.400

Income (Loss) From Operations

Net investment income(1)	$0.094		$0.197	$0.220	$0.247	$0.272	$0.296

Net realized and unrealized gain (loss)	0.030		(0.269)	(0.228)	0.179	(0.137)	0.533

Total income (loss) from operations	$0.124		$(0.072)	$(0.008)	$0.426	$0.135	$0.829

Less Distributions

From net investment income	$(0.094)		$(0.198)	$(0.222)	$(0.276)	$(0.265)	$(0.289)

Total distributions	$(0.094)		$(0.198)	$(0.222)	$(0.276)	$(0.265)	$(0.289)

Net asset value — End of period	$9.490		$9.460	$9.730	$9.960	$9.810	$9.940

Total Return(2)	1.33	%(3)	(0.73)%	(0.04)%	4.39%	1.37%	8.92%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,818		$13,147	$15,079	$16,356	$14,671	$15,875

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.52	%(5)	1.48%	1.48%	1.49%	1.48%	1.49%

Interest and fee expense(6)	—		0.04%	0.03%	0.02%	0.02%	0.03%

Total expenses(4)	1.52	%(5)	1.52%	1.51%	1.51%	1.50%	1.52%

Net investment income	2.02	%(5)	2.07%	2.27%	2.49%	2.75%	3.04%

Portfolio Turnover	10	%(3)	24%	22%	11%	13%	0	%(7)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Amount is less than 0.5%.

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2019

Financial Highlights — continued

	Maryland Fund — Class I

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$8.690		$8.940	$9.150	$9.010	$9.130	$8.640

Income (Loss) From Operations

Net investment income(1)	$0.128		$0.265	$0.287	$0.310	$0.335	$0.357

Net realized and unrealized gain (loss)	0.029		(0.250)	(0.208)	0.170	(0.125)	0.484

Total income from operations	$0.157		$0.015	$0.079	$0.480	$0.210	$0.841

Less Distributions

From net investment income	$(0.127)		$(0.265)	$(0.289)	$(0.340)	$(0.330)	$(0.351)

Total distributions	$(0.127)		$(0.265)	$(0.289)	$(0.340)	$(0.330)	$(0.351)

Net asset value — End of period	$8.720		$8.690	$8.940	$9.150	$9.010	$9.130

Total Return(2)	1.83	%(3)	0.19%	0.93%	5.41%	2.32%	9.88%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,790		$7,963	$9,874	$7,572	$7,167	$4,518

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.57	%(5)	0.53%	0.53%	0.54%	0.53%	0.54%

Interest and fee expense(6)	—		0.04%	0.03%	0.02%	0.02%	0.03%

Total expenses(4)	0.57	%(5)	0.57%	0.56%	0.56%	0.55%	0.57%

Net investment income	2.99	%(5)	3.02%	3.22%	3.41%	3.68%	3.99%

Portfolio Turnover	10	%(3)	24%	22%	11%	13%	0	%(7)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Amount is less than 0.5%.

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2019

Financial Highlights — continued

	Missouri Fund — Class A

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018		2017	2016	2015	2014

Net asset value — Beginning of period	$9.270		$9.500		$9.820	$9.480	$9.610	$8.870

Income (Loss) From Operations

Net investment income(1)	$0.147		$0.310		$0.334	$0.346	$0.347	$0.352

Net realized and unrealized gain (loss)	0.020		(0.231)		(0.324)	0.336	(0.134)	0.746

Total income from operations	$0.167		$0.079		$0.010	$0.682	$0.213	$1.098

Less Distributions

From net investment income	$(0.147)		$(0.309)		$(0.330)	$(0.342)	$(0.343)	$(0.358)

Total distributions	$(0.147)		$(0.309)		$(0.330)	$(0.342)	$(0.343)	$(0.358)

Net asset value — End of period	$9.290		$9.270		$9.500	$9.820	$9.480	$9.610

Total Return(2)	1.82	%(3)	0.88%		0.17%	7.32%	2.24%	12.58%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$47,985		$46,928		$47,375	$61,038	$61,873	$65,399

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.73	%(5)	0.70%		0.71%	0.70%	0.70%	0.71%

Interest and fee expense(6)	—		0.00	%(7)	0.02%	0.01%	0.01%	0.01%

Total expenses(4)	0.73	%(5)	0.70%		0.73%	0.71%	0.71%	0.72%

Net investment income	3.22	%(5)	3.33%		3.52%	3.59%	3.62%	3.79%

Portfolio Turnover	5	%(3)	35%		12%	10%	7%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Amount is less than 0.005%.

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2019

Financial Highlights — continued

	Missouri Fund — Class C

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018		2017	2016	2015	2014

Net asset value — Beginning of period	$10.230		$10.490		$10.850	$10.460	$10.610	$9.800

Income (Loss) From Operations

Net investment income(1)	$0.123		$0.266		$0.290	$0.299	$0.304	$0.312

Net realized and unrealized gain (loss)	0.021		(0.262)		(0.364)	0.389	(0.154)	0.817

Total income (loss) from operations	$0.144		$0.004		$(0.074)	$0.688	$0.150	$1.129

Less Distributions

From net investment income	$(0.124)		$(0.264)		$(0.286)	$(0.298)	$(0.300)	$(0.319)

Total distributions	$(0.124)		$(0.264)		$(0.286)	$(0.298)	$(0.300)	$(0.319)

Net asset value — End of period	$10.250		$10.230		$10.490	$10.850	$10.460	$10.610

Total Return(2)	1.52	%(3)	0.06%		(0.64)%	6.66%	1.41%	11.67%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,011		$8,112		$9,005	$9,420	$6,370	$6,170

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.48	%(5)	1.45%		1.46%	1.45%	1.45%	1.46%

Interest and fee expense(6)	—		0.00	%(7)	0.02%	0.01%	0.01%	0.01%

Total expenses(4)	1.48	%(5)	1.45%		1.48%	1.46%	1.46%	1.47%

Net investment income	2.45	%(5)	2.59%		2.77%	2.81%	2.87%	3.05%

Portfolio Turnover	5	%(3)	35%		12%	10%	7%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Amount is less than 0.005%.

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2019

Financial Highlights — continued

	Missouri Fund — Class I

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018		2017	2016	2015	2014

Net asset value — Beginning of period	$9.280		$9.520		$9.840	$9.490	$9.620	$8.890

Income (Loss) From Operations

Net investment income(1)	$0.156		$0.328		$0.352	$0.364	$0.367	$0.375

Net realized and unrealized gain (loss)	0.020		(0.240)		(0.322)	0.348	(0.134)	0.733

Total income from operations	$0.176		$0.088		$0.030	$0.712	$0.233	$1.108

Less Distributions

From net investment income	$(0.156)		$(0.328)		$(0.350)	$(0.362)	$(0.363)	$(0.378)

Total distributions	$(0.156)		$(0.328)		$(0.350)	$(0.362)	$(0.363)	$(0.378)

Net asset value — End of period	$9.300		$9.280		$9.520	$9.840	$9.490	$9.620

Total Return(2)	1.92	%(3)	0.97%		0.38%	7.64%	2.44%	12.68%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,615		$10,616		$8,070	$4,732	$2,957	$2,232

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.53	%(5)	0.50%		0.51%	0.50%	0.50%	0.51%

Interest and fee expense(6)	—		0.00	%(7)	0.02%	0.01%	0.01%	0.01%

Total expenses(4)	0.53	%(5)	0.50%		0.53%	0.51%	0.51%	0.52%

Net investment income	3.42	%(5)	3.52%		3.71%	3.76%	3.82%	4.05%

Portfolio Turnover	5	%(3)	35%		12%	10%	7%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Amount is less than 0.005%.

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2019

Financial Highlights — continued

	North Carolina Fund — Class A

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$8.810		$9.110	$9.410	$9.120	$9.180	$8.340

Income (Loss) From Operations

Net investment income(1)	$0.130		$0.276	$0.289	$0.305	$0.323	$0.363

Net realized and unrealized gain (loss)	0.020		(0.301)	(0.300)	0.289	(0.061)	0.843

Total income (loss) from operations	$0.150		$(0.025)	$(0.011)	$0.594	$0.262	$1.206

Less Distributions

From net investment income	$(0.130)		$(0.275)	$(0.289)	$(0.304)	$(0.322)	$(0.366)

Total distributions	$(0.130)		$(0.275)	$(0.289)	$(0.304)	$(0.322)	$(0.366)

Net asset value — End of period	$8.830		$8.810	$9.110	$9.410	$9.120	$9.180

Total Return(2)	1.72	%(3)	(0.25)%	(0.06)%	6.61%	2.88%	14.70%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$59,607		$63,964	$75,159	$83,512	$78,397	$79,250

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.72	%(5)	0.70%	0.71%	0.70%	0.71%	0.73%

Interest and fee expense(6)	0.08	%(5)	0.10%	0.09%	0.07%	0.02%	0.05%

Total expenses(4)	0.80	%(5)	0.80%	0.80%	0.77%	0.73%	0.78%

Net investment income	2.99	%(5)	3.10%	3.19%	3.28%	3.50%	4.12%

Portfolio Turnover	18	%(3)	16%	27%	8%	2%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2019

Financial Highlights — continued

	North Carolina Fund — Class C

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.480		$9.800	$10.120	$9.810	$9.870	$8.970

Income (Loss) From Operations

Net investment income(1)	$0.105		$0.225	$0.238	$0.252	$0.273	$0.322

Net realized and unrealized gain (loss)	0.019		(0.321)	(0.321)	0.310	(0.061)	0.901

Total income (loss) from operations	$0.124		$(0.096)	$(0.083)	$0.562	$0.212	$1.223

Less Distributions

From net investment income	$(0.104)		$(0.224)	$(0.237)	$(0.252)	$(0.272)	$(0.323)

Total distributions	$(0.104)		$(0.224)	$(0.237)	$(0.252)	$(0.272)	$(0.323)

Net asset value — End of period	$9.500		$9.480	$9.800	$10.120	$9.810	$9.870

Total Return(2)	1.33	%(3)	(0.97)%	(0.78)%	5.80%	2.16%	13.82%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,268		$17,235	$18,486	$20,927	$17,180	$17,630

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.47	%(5)	1.45%	1.46%	1.45%	1.46%	1.48%

Interest and fee expense(6)	0.08	%(5)	0.10%	0.09%	0.07%	0.02%	0.05%

Total expenses(4)	1.55	%(5)	1.55%	1.55%	1.52%	1.48%	1.53%

Net investment income	2.25	%(5)	2.35%	2.43%	2.52%	2.75%	3.39%

Portfolio Turnover	18	%(3)	16%	27%	8%	2%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2019

Financial Highlights — continued

	North Carolina Fund — Class I

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$8.840		$9.130	$9.430	$9.140	$9.200	$8.360

Income (Loss) From Operations

Net investment income(1)	$0.138		$0.294	$0.307	$0.321	$0.341	$0.382

Net realized and unrealized gain (loss)	0.021		(0.290)	(0.300)	0.292	(0.059)	0.843

Total income from operations	$0.159		$0.004	$0.007	$0.613	$0.282	$1.225

Less Distributions

From net investment income	$(0.139)		$(0.294)	$(0.307)	$(0.323)	$(0.342)	$(0.385)

Total distributions	$(0.139)		$(0.294)	$(0.307)	$(0.323)	$(0.342)	$(0.385)

Net asset value — End of period	$8.860		$8.840	$9.130	$9.430	$9.140	$9.200

Total Return(2)	1.82	%(3)	0.06%	0.15%	6.82%	3.09%	14.91%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$44,801		$37,475	$38,642	$32,976	$20,694	$15,613

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.52	%(5)	0.50%	0.51%	0.50%	0.51%	0.53%

Interest and fee expense(6)	0.08	%(5)	0.10%	0.09%	0.07%	0.02%	0.05%

Total expenses(4)	0.60	%(5)	0.60%	0.60%	0.57%	0.53%	0.58%

Net investment income	3.18	%(5)	3.30%	3.38%	3.45%	3.70%	4.32%

Portfolio Turnover	18	%(3)	16%	27%	8%	2%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2019

Financial Highlights — continued

	Oregon Fund — Class A

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$8.440		$8.710	$8.990	$8.630	$8.760	$8.070

Income (Loss) From Operations

Net investment income(1)	$0.139		$0.304	$0.310	$0.320	$0.331	$0.383

Net realized and unrealized gain (loss)	0.049		(0.271)	(0.282)	0.357	(0.133)	0.684

Total income from operations	$0.188		$0.033	$0.028	$0.677	$0.198	$1.067

Less Distributions

From net investment income	$(0.138)		$(0.303)	$(0.308)	$(0.317)	$(0.328)	$(0.377)

Total distributions	$(0.138)		$(0.303)	$(0.308)	$(0.317)	$(0.328)	$(0.377)

Net asset value — End of period	$8.490		$8.440	$8.710	$8.990	$8.630	$8.760

Total Return(2)	2.26	%(3)	0.42%	0.38%	7.98%	2.28%	13.48%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$76,121		$73,750	$78,931	$89,845	$87,948	$91,306

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.72	%(5)	0.71%	0.70%	0.70%	0.70%	0.73%

Interest and fee expense(6)	0.14	%(5)	0.11%	0.08%	0.05%	0.04%	0.08%

Total expenses(4)	0.86	%(5)	0.82%	0.78%	0.75%	0.74%	0.81%

Net investment income	3.34	%(5)	3.58%	3.56%	3.63%	3.79%	4.54%

Portfolio Turnover	12	%(3)	23%	7%	8%	4%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2019

Financial Highlights — continued

	Oregon Fund — Class C

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.250		$9.540	$9.840	$9.450	$9.590	$8.840

Income (Loss) From Operations

Net investment income(1)	$0.118		$0.264	$0.268	$0.278	$0.291	$0.354

Net realized and unrealized gain (loss)	0.039		(0.292)	(0.302)	0.387	(0.143)	0.740

Total income (loss) from operations	$0.157		$(0.028)	$(0.034)	$0.665	$0.148	$1.094

Less Distributions

From net investment income	$(0.117)		$(0.262)	$(0.266)	$(0.275)	$(0.288)	$(0.344)

Total distributions	$(0.117)		$(0.262)	$(0.266)	$(0.275)	$(0.288)	$(0.344)

Net asset value — End of period	$9.290		$9.250	$9.540	$9.840	$9.450	$9.590

Total Return(2)	1.72	%(3)	(0.27)%	(0.30)%	7.13%	1.54%	12.58%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,770		$10,338	$12,342	$14,817	$13,815	$13,558

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.47	%(5)	1.46%	1.45%	1.45%	1.45%	1.48%

Interest and fee expense(6)	0.14	%(5)	0.11%	0.08%	0.05%	0.04%	0.08%

Total expenses(4)	1.61	%(5)	1.57%	1.53%	1.50%	1.49%	1.56%

Net investment income	2.58	%(5)	2.84%	2.81%	2.88%	3.04%	3.84%

Portfolio Turnover	12	%(3)	23%	7%	8%	4%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2019

Financial Highlights — continued

	Oregon Fund — Class I

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$8.440		$8.700	$8.980	$8.620	$8.750	$8.070

Income (Loss) From Operations

Net investment income(1)	$0.147		$0.321	$0.326	$0.336	$0.347	$0.401

Net realized and unrealized gain (loss)	0.040		(0.261)	(0.281)	0.358	(0.131)	0.673

Total income from operations	$0.187		$0.060	$0.045	$0.694	$0.216	$1.074

Less Distributions

From net investment income	$(0.147)		$(0.320)	$(0.325)	$(0.334)	$(0.346)	$(0.394)

Total distributions	$(0.147)		$(0.320)	$(0.325)	$(0.334)	$(0.346)	$(0.394)

Net asset value — End of period	$8.480		$8.440	$8.700	$8.980	$8.620	$8.750

Total Return(2)	2.24	%(3)	0.74%	0.58%	8.20%	2.48%	13.58%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$27,463		$23,088	$26,267	$16,426	$13,867	$9,114

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.52	%(5)	0.51%	0.50%	0.50%	0.50%	0.53%

Interest and fee expense(6)	0.14	%(5)	0.11%	0.08%	0.05%	0.04%	0.08%

Total expenses(4)	0.66	%(5)	0.62%	0.58%	0.55%	0.54%	0.61%

Net investment income	3.53	%(5)	3.78%	3.75%	3.81%	3.97%	4.76%

Portfolio Turnover	12	%(3)	23%	7%	8%	4%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2019

Financial Highlights — continued

	South Carolina Fund — Class A

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.080		$9.330	$9.610	$9.190	$9.290	$8.500

Income (Loss) From Operations

Net investment income(1)	$0.131		$0.283	$0.286	$0.319	$0.337	$0.382

Net realized and unrealized gain (loss)	0.063		(0.251)	(0.282)	0.418	(0.103)	0.785

Total income from operations	$0.194		$0.032	$0.004	$0.737	$0.234	$1.167

Less Distributions

From net investment income	$(0.134)		$(0.282)	$(0.284)	$(0.317)	$(0.334)	$(0.377)

Total distributions	$(0.134)		$(0.282)	$(0.284)	$(0.317)	$(0.334)	$(0.377)

Net asset value — End of period	$9.140		$9.080	$9.330	$9.610	$9.190	$9.290

Total Return(2)	2.16	%(3)	0.38%	0.11%	8.14%	2.52%	13.96%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$68,242		$66,077	$67,869	$72,052	$72,162	$76,958

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.70	%(5)	0.68%	0.69%	0.69%	0.70%	0.72%

Interest and fee expense(6)	0.08	%(5)	0.13%	0.09%	0.04%	0.01%	0.06%

Total expenses(4)	0.78	%(5)	0.81%	0.78%	0.73%	0.71%	0.78%

Net investment income	2.92	%(5)	3.11%	3.08%	3.38%	3.61%	4.26%

Portfolio Turnover	7	%(3)	4%	10%	6%	5%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

57	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2019

Financial Highlights — continued

	South Carolina Fund — Class C

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.640		$9.900	$10.190	$9.750	$9.860	$9.020

Income (Loss) From Operations

Net investment income(1)	$0.103		$0.228	$0.230	$0.262	$0.283	$0.333

Net realized and unrealized gain (loss)	0.053		(0.262)	(0.292)	0.439	(0.113)	0.835

Total income (loss) from operations	$0.156		$(0.034)	$(0.062)	$0.701	$0.170	$1.168

Less Distributions

From net investment income	$(0.106)		$(0.226)	$(0.228)	$(0.261)	$(0.280)	$(0.328)

Total distributions	$(0.106)		$(0.226)	$(0.228)	$(0.261)	$(0.280)	$(0.328)

Net asset value — End of period	$9.690		$9.640	$9.900	$10.190	$9.750	$9.860

Total Return(2)	1.64	%(3)	(0.32)%	(0.57)%	7.27%	1.72%	13.13%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$20,407		$24,055	$28,743	$28,739	$25,178	$25,939

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.45	%(5)	1.44%	1.44%	1.44%	1.45%	1.47%

Interest and fee expense(6)	0.08	%(5)	0.13%	0.09%	0.04%	0.01%	0.06%

Total expenses(4)	1.53	%(5)	1.57%	1.53%	1.48%	1.46%	1.53%

Net investment income	2.17	%(5)	2.36%	2.33%	2.62%	2.86%	3.51%

Portfolio Turnover	7	%(3)	4%	10%	6%	5%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

58	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2019

Financial Highlights — continued

	South Carolina Fund — Class I

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.090		$9.340	$9.620	$9.200	$9.300	$8.510

Income (Loss) From Operations

Net investment income(1)	$0.140		$0.302	$0.305	$0.332	$0.355	$0.402

Net realized and unrealized gain (loss)	0.063		(0.252)	(0.282)	0.424	(0.102)	0.783

Total income from operations	$0.203		$0.050	$0.023	$0.756	$0.253	$1.185

Less Distributions

From net investment income	$(0.143)		$(0.300)	$(0.303)	$(0.336)	$(0.353)	$(0.395)

Total distributions	$(0.143)		$(0.300)	$(0.303)	$(0.336)	$(0.353)	$(0.395)

Net asset value — End of period	$9.150		$9.090	$9.340	$9.620	$9.200	$9.300

Total Return(2)	2.26	%(3)	0.58%	0.31%	8.35%	2.73%	14.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$33,013		$32,924	$35,161	$37,265	$18,690	$18,404

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.50	%(5)	0.49%	0.49%	0.49%	0.50%	0.52%

Interest and fee expense(6)	0.08	%(5)	0.13%	0.09%	0.04%	0.01%	0.06%

Total expenses(4)	0.58	%(5)	0.62%	0.58%	0.53%	0.51%	0.58%

Net investment income	3.13	%(5)	3.31%	3.28%	3.51%	3.81%	4.49%

Portfolio Turnover	7	%(3)	4%	10%	6%	5%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

59	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2019

Financial Highlights — continued

	Virginia Fund — Class A

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$7.710		$8.010	$8.240	$7.970	$8.140	$7.790

Income (Loss) From Operations

Net investment income(1)	$0.121		$0.260	$0.279	$0.301	$0.313	$0.320

Net realized and unrealized gain (loss)	0.037		(0.280)	(0.229)	0.268	(0.177)	0.350

Total income (loss) from operations	$0.158		$(0.020)	$0.050	$0.569	$0.136	$0.670

Less Distributions

From net investment income	$(0.118)		$(0.280)	$(0.280)	$(0.299)	$(0.306)	$(0.320)

Total distributions	$(0.118)		$(0.280)	$(0.280)	$(0.299)	$(0.306)	$(0.320)

Net asset value — End of period	$7.750		$7.710	$8.010	$8.240	$7.970	$8.140

Total Return(2)	2.08	%(3)	(0.21)%	0.66%	7.26%	1.68%	8.73%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$48,978		$48,335	$55,714	$59,460	$58,637	$64,124

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.73	%(5)	0.72%	0.70%	0.71%	0.73%	0.72%

Interest and fee expense(6)	0.12	%(5)	0.09%	0.06%	0.05%	0.03%	0.03%

Total expenses(4)	0.85	%(5)	0.81%	0.76%	0.76%	0.76%	0.75%

Net investment income	3.18	%(5)	3.34%	3.49%	3.71%	3.87%	3.98%

Portfolio Turnover	7	%(3)	8%	7%	13%	6%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

60	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2019

Financial Highlights — continued

	Virginia Fund — Class C

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$8.540		$8.870	$9.130	$8.830	$9.010	$8.620

Income (Loss) From Operations

Net investment income(1)	$0.101		$0.224	$0.243	$0.267	$0.280	$0.288

Net realized and unrealized gain (loss)	0.048		(0.310)	(0.259)	0.297	(0.189)	0.390

Total income (loss) from operations	$0.149		$(0.086)	$(0.016)	$0.564	$0.091	$0.678

Less Distributions

From net investment income	$(0.099)		$(0.244)	$(0.244)	$(0.264)	$(0.271)	$(0.288)

Total distributions	$(0.099)		$(0.244)	$(0.244)	$(0.264)	$(0.271)	$(0.288)

Net asset value — End of period	$8.590		$8.540	$8.870	$9.130	$8.830	$9.010

Total Return(2)	1.65	%(3)	(0.95)%	(0.13)%	6.47%	1.01%	7.96%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,052		$4,819	$6,220	$6,044	$6,424	$7,475

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.48	%(5)	1.47%	1.45%	1.46%	1.48%	1.47%

Interest and fee expense(6)	0.12	%(5)	0.09%	0.06%	0.05%	0.03%	0.03%

Total expenses(4)	1.60	%(5)	1.56%	1.51%	1.51%	1.51%	1.50%

Net investment income	2.41	%(5)	2.60%	2.75%	2.97%	3.12%	3.24%

Portfolio Turnover	7	%(3)	8%	7%	13%	6%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

61	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2019

Financial Highlights — continued

	Virginia Fund — Class I

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$7.730		$8.030	$8.260	$7.990	$8.160	$7.810

Income (Loss) From Operations

Net investment income(1)	$0.129		$0.276	$0.296	$0.318	$0.330	$0.337

Net realized and unrealized gain (loss)	0.037		(0.277)	(0.230)	0.268	(0.177)	0.350

Total income (loss) from operations	$0.166		$(0.001)	$0.066	$0.586	$0.153	$0.687

Less Distributions

From net investment income	$(0.126)		$(0.299)	$(0.296)	$(0.316)	$(0.323)	$(0.337)

Total distributions	$(0.126)		$(0.299)	$(0.296)	$(0.316)	$(0.323)	$(0.337)

Net asset value — End of period	$7.770		$7.730	$8.030	$8.260	$7.990	$8.160

Total Return(2)	2.18	%(3)	0.03%	0.87%	7.47%	1.89%	8.93%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$15,074		$12,777	$18,883	$15,928	$14,672	$14,640

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.53	%(5)	0.52%	0.50%	0.51%	0.53%	0.52%

Interest and fee expense(6)	0.12	%(5)	0.09%	0.06%	0.05%	0.03%	0.03%

Total expenses(4)	0.65	%(5)	0.61%	0.56%	0.56%	0.56%	0.55%

Net investment income	3.38	%(5)	3.54%	3.69%	3.90%	4.07%	4.18%

Portfolio Turnover	7	%(3)	8%	7%	13%	6%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

62	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Georgia Municipal Income Fund (Georgia Fund), Eaton Vance Maryland Municipal Income Fund (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (South Carolina Fund) and Eaton Vance Virginia Municipal Income Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of February 28, 2019, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

63

Eaton Vance

Municipal Income Funds

February 28, 2019

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at February 28, 2019. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At February 28, 2019, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	North Carolina Fund	Oregon Fund	South Carolina Fund	Virginia Fund

Floating Rate Notes Outstanding	$3,750,012	$6,555,000	$3,111,617	$3,333,515

Interest Rate or Range of Interest Rates (%)	1.77	1.77	1.77	1.77

Collateral for Floating Rate Notes Outstanding	$5,013,200	$8,762,986	$4,374,410	$5,480,500

For the six months ended February 28, 2019, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	North Carolina Fund	Oregon Fund	South Carolina Fund	Virginia Fund

Average Floating Rate Notes Outstanding	$3,750,000	$6,555,000	$4,032,320	$3,330,000

Average Interest Rate	2.33%	2.25%	2.31%	2.33%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of February 28, 2019.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

64

Eaton Vance

Municipal Income Funds

February 28, 2019

Notes to Financial Statements (Unaudited) — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to February 28, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At August 31, 2018, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

August 31, 2019	$3,087,553	$1,823,894	$1,434,581	$1,655,671

Total capital loss carryforwards	$3,087,553	$1,823,894	$1,434,581	$1,655,671

Deferred capital losses:

Short-term	$1,905,124	$863,126	$1,169,032	$3,517,247

Long-term	$1,490,937	$1,914,006	$—	$2,345,545

65

Eaton Vance

Municipal Income Funds

February 28, 2019

Notes to Financial Statements (Unaudited) — continued

Expiration Date	Oregon Fund	South Carolina Fund	Virginia Fund

August 31, 2019	$809,441	$527,346	$10,782,176

Total capital loss carryforwards	$809,441	$527,346	$10,782,176

Deferred capital losses:

Short-term	$5,073,495	$6,546,494	$2,874,676

Long-term	$6,613,418	$476,125	$2,504,635

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at February 28, 2019, as determined on a federal income tax basis, were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Aggregate cost	$68,218,743	$54,549,612	$60,306,897	$112,105,771

Gross unrealized appreciation	$3,494,804	$1,745,446	$3,338,703	$4,476,185

Gross unrealized depreciation	(115,564)	(206,783)	(268,517)	(63,723)

Net unrealized appreciation	$3,379,240	$1,538,663	$3,070,186	$4,412,462

	Oregon Fund	South Carolina Fund	Virginia Fund

Aggregate cost	$100,055,132	$110,866,245	$62,513,588

Gross unrealized appreciation	$5,596,341	$5,265,581	$3,517,896

Gross unrealized depreciation	(118,339)	(329,001)	(148,749)

Net unrealized appreciation	$5,478,002	$4,936,580	$3,369,147

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%

$20 million up to $40 million	0.20	2.00

$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

66

Eaton Vance

Municipal Income Funds

February 28, 2019

Notes to Financial Statements (Unaudited) — continued

For the six months ended February 28, 2019, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Investment Adviser Fee	$108,075	$70,921	$93,237	$190,973

Effective Annual Rate	0.30%	0.26%	0.29%	0.34%

	Oregon Fund	South Carolina Fund	Virginia Fund

Investment Adviser Fee	$181,524	$205,011	$94,174

Effective Annual Rate	0.34%	0.34%	0.29%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended February 28, 2019 were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

EVM’s Sub-Transfer Agent Fees	$1,646	$2,995	$2,610	$4,488

EVD’s Class A Sales Charges	$1,292	$3,261	$5,509	$4,480

	Oregon Fund	South Carolina Fund	Virginia Fund

EVM’s Sub-Transfer Agent Fees	$2,615	$1,583	$3,651

EVD’s Class A Sales Charges	$7,011	$2,927	$1,249

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2019 for Class A shares amounted to the following:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class A Distribution and Service Fees	$35,837	$34,219	$45,634	$60,694

67

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Municipal Income Funds

February 28, 2019

Notes to Financial Statements (Unaudited) — continued

	Oregon Fund	South Carolina Fund	Virginia Fund

Class A Distribution and Service Fees	$73,261	$64,958	$47,598

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended February 28, 2019, the Funds paid or accrued to EVD the following distribution fees:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class C Distribution Fees	$24,001	$45,623	$28,691	$57,805

	Oregon Fund	South Carolina Fund	Virginia Fund

Class C Distribution Fees	$36,573	$84,076	$18,208

The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2019 amounted to the following:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class C Service Fees	$6,400	$12,166	$7,651	$15,415

	Oregon Fund	South Carolina Fund	Virginia Fund

Class C Service Fees	$9,753	$22,420	$4,856

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2019, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class A	$—	$—	$—	$—

Class C	$100	$—	$—	$1,000

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February 28, 2019

Notes to Financial Statements (Unaudited) — continued

	Oregon Fund	South Carolina Fund	Virginia Fund

Class A	$—	$—	$—

Class C	$100	$100	$—

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended February 28, 2019 were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Purchases	$630,930	$5,798,958	$2,901,217	$21,620,793

Sales	$3,259,410	$5,277,928	$4,967,809	$22,086,306

	Oregon Fund	South Carolina Fund	Virginia Fund

Purchases	$13,645,439	$8,554,412	$6,710,983

Sales	$14,517,474	$17,668,334	$4,814,756

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Georgia Fund
	Six Months Ended February 28, 2019 (Unaudited)
	Class A	Class C	Class I

Sales	132,499	64,186	703,823

Issued to shareholders electing to receive payments of distributions in Fund shares	53,374	6,605	31,077

Redemptions	(360,782)	(135,567)	(720,432)

Converted from Class C shares	74,597	—	—

Converted to Class A shares	—	(69,746)	—

Net increase (decrease)	(100,312)	(134,522)	14,468

	Year Ended August 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	269,325	—	74,727	996,275

Issued to shareholders electing to receive payments of distributions in Fund shares	110,351	238	15,049	66,304

Redemptions	(584,528)	(89)	(142,138)	(792,605)

Exchange from Class B shares	6,795	—	—	—

Exchange to Class A shares	—	(6,360)	—	—

Converted from Class B shares	23,763	—	—	—

Converted to Class A shares	—	(22,240)	—	—

Net increase (decrease)	(174,294)	(28,451)	(52,362)	269,974

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February 28, 2019

Notes to Financial Statements (Unaudited) — continued

Maryland Fund
	Six Months Ended February 28, 2019 (Unaudited)
	Class A	Class C	Class I

Sales	204,851	41,291	417,366

Issued to shareholders electing to receive payments of distributions in Fund shares	41,259	10,103	11,554

Redemptions	(489,305)	(113,390)	(222,309)

Converted from Class C shares	204,917	—	—

Converted to Class A shares	—	(187,771)	—

Net increase (decrease)	(38,278)	(249,767)	206,611

	Year Ended August 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	291,108	—	133,124	549,711

Issued to shareholders electing to receive payments of distributions in Fund shares	93,241	176	23,931	21,522

Redemptions	(743,260)	(5,709)	(317,175)	(759,686)

Exchange from Class B shares	11,191	—	—	—

Exchange to Class A shares	—	(10,260)	—	—

Converted from Class B shares	8,213	—	—	—

Converted to Class A shares	—	(7,531)	—	—

Net decrease	(339,507)	(23,324)	(160,120)	(188,453)

Missouri Fund
	Six Months Ended February 28, 2019 (Unaudited)
	Class A	Class C	Class I

Sales	277,824	76,535	442,502

Issued to shareholders electing to receive payments of distributions in Fund shares	74,401	7,662	18,220

Redemptions	(377,309)	(79,414)	(248,791)

Converted from Class C shares	126,035	—	—

Converted to Class A shares	—	(114,109)	—

Net increase (decrease)	100,951	(109,326)	211,931

	Year Ended August 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	684,846	—	69,907	521,624

Issued to shareholders electing to receive payments of distributions in Fund shares	155,281	135	18,332	30,811

Redemptions	(768,821)	(5,731)	(153,433)	(256,247)

Exchange from Class B shares	2,668	—	—	—

Exchange to Class A shares	—	(2,415)	—	—

Converted from Class B shares	6,112	—	—	—

Converted to Class A shares	—	(5,531)	—	—

Net increase (decrease)	80,086	(13,542)	(65,194)	296,188

70

Eaton Vance

Municipal Income Funds

February 28, 2019

Notes to Financial Statements (Unaudited) — continued

North Carolina Fund
	Six Months Ended February 28, 2019 (Unaudited)
	Class A	Class C	Class I

Sales	225,879	81,085	1,911,755

Issued to shareholders electing to receive payments of distributions in Fund shares	92,649	16,579	40,989

Redemptions	(993,896)	(366,098)	(1,135,667)

Converted from Class C shares	164,973	—	—

Converted to Class A shares	—	(153,251)	—

Net increase (decrease)	(510,395)	(421,685)	817,077

	Year Ended August 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	541,085	3	202,068	1,774,462

Issued to shareholders electing to receive payments of distributions in Fund shares	219,520	306	39,077	90,756

Redemptions	(1,775,154)	(7,900)	(309,758)	(1,855,110)

Exchange from Class B shares	4,416	—	—	—

Exchange to Class A shares	—	(4,107)	—	—

Converted from Class B shares	16,844	—	—	—

Converted to Class A shares	—	(15,662)	—	—

Net increase (decrease)	(993,289)	(27,360)	(68,613)	10,108

Oregon Fund
	Six Months Ended February 28, 2019 (Unaudited)
	Class A	Class C	Class I

Sales	642,485	156,661	1,010,489

Issued to shareholders electing to receive payments of distributions in Fund shares	134,697	13,220	41,521

Redemptions	(743,485)	(157,788)	(548,733)

Converted from Class C shares	204,007	—	—

Converted to Class A shares	—	(186,171)	—

Net increase (decrease)	237,704	(174,078)	503,277

	Year Ended August 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	717,628	33	66,428	978,641

Issued to shareholders electing to receive payments of distributions in Fund shares	294,288	508	32,235	82,426

Redemptions	(1,384,786)	(7,944)	(274,717)	(1,342,979)

Exchange from Class B shares	34,412	—	—	—

Exchange to Class A shares	—	(31,470)	—	—

Converted from Class B shares	9,714	—	—	—

Converted to Class A shares	—	(8,883)	—	—

Net decrease	(328,744)	(47,756)	(176,054)	(281,912)

71

Eaton Vance

Municipal Income Funds

February 28, 2019

Notes to Financial Statements (Unaudited) — continued

South Carolina Fund
	Six Months Ended February 28, 2019 (Unaudited)
	Class A	Class C	Class I

Sales	311,124	102,102	743,282

Issued to shareholders electing to receive payments of distributions in Fund shares	100,495	22,389	42,714

Redemptions	(506,688)	(242,217)	(797,308)

Converted from Class C shares	289,731	—	—

Converted to Class A shares	—	(273,082)	—

Net increase (decrease)	194,662	(390,808)	(11,312)

	Year Ended August 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	931,340	1	137,078	1,567,081

Issued to shareholders electing to receive payments of distributions in Fund shares	212,549	344	54,152	75,164

Redemptions	(1,177,085)	(433)	(598,728)	(1,785,861)

Exchange from Class B shares	15,022	—	—	—

Exchange to Class A shares	—	(14,165)	—	—

Converted from Class B shares	18,624	—	—	—

Converted to Class A shares	—	(17,564)	—	—

Net increase (decrease)	450	(31,817)	(407,498)	(143,616)

Virginia Fund
	Six Months Ended February 28, 2019 (Unaudited)
	Class A	Class C	Class I

Sales	233,294	121,341	567,498

Issued to shareholders electing to receive payments of distributions in Fund shares	77,715	6,050	22,701

Redemptions	(421,433)	(71,417)	(301,950)

Converted from Class C shares	163,931	—	—

Converted to Class A shares	—	(147,994)	—

Net increase (decrease)	53,507	(92,020)	288,249

	Year Ended August 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	249,406	—	72,357	554,874

Issued to shareholders electing to receive payments of distributions in Fund shares	195,235	280	15,536	46,805

Redemptions	(1,158,905)	(41)	(225,262)	(1,300,888)

Exchange from Class B shares	5,247	—	—	—

Exchange to Class A shares	—	(4,739)	—	—

Converted from Class B shares	17,693	—	—	—

Converted to Class A shares	—	(15,986)	—	—

Net decrease	(691,324)	(20,486)	(137,369)	(699,209)

(1)	At the close of business on April 5, 2018, Class B shares were converted into Class A shares and Class B shares were discontinued.

72

Eaton Vance

Municipal Income Funds

February 28, 2019

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended February 28, 2019.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at February 28, 2019 is included in the Portfolios of Investments. At February 28, 2019, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at February 28, 2019 was as follows:

	Missouri Fund

Asset Derivative:

Futures Contracts	$9,267	(1)

Total	$9,267

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended February 28, 2019 was as follows:

	Missouri Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(58,985	)(1)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$13,568	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts (short) outstanding during the six months ended February 28, 2019, which is indicative of the volume of this derivative type, was approximately $2,888,000 for Missouri Fund.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

73

Eaton Vance

Municipal Income Funds

February 28, 2019

Notes to Financial Statements (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2019, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Georgia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$71,597,983	$—	$71,597,983

Total Investments	$—	$71,597,983	$—	$71,597,983

Maryland Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$56,088,275	$—	$56,088,275

Total Investments	$—	$56,088,275	$—	$56,088,275

Missouri Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$62,544,431	$—	$62,544,431

Trust Units	—	823,385	—	823,385

Total Investments	$—	$63,367,816	$—	$63,367,816

Futures Contracts	$9,267	$—	$—	$9,267

Total	$9,267	$63,367,816	$—	$63,377,083

North Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$119,696,016	$—	$119,696,016

Corporate Bonds & Notes	—	572,229	—	572,229

Total Investments	$—	$120,268,245	$—	$120,268,245

Oregon Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$112,088,134	$—	$112,088,134

Total Investments	$—	$112,088,134	$—	$112,088,134

74

Eaton Vance

Municipal Income Funds

February 28, 2019

Notes to Financial Statements (Unaudited) — continued

South Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$117,740,863	$—	$117,740,863

Trust Units	—	1,173,579	—	1,173,579

Total Investments	$—	$118,914,442	$—	$118,914,442

Virginia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$69,102,882	$—	$69,102,882

Taxable Municipal Securities	—	113,368	—	113,368

Total Investments	$—	$69,216,250	$—	$69,216,250

75

Eaton Vance

Municipal Income Funds

February 28, 2019

Officers and Trustees

Officers of Eaton Vance Municipals Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee
(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

76

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

77

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7712    2.28.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 25, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2019